Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	MISCOR GROUP, LTD.
Entity Central Index Key	0001295503
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Accounts receivable, net of allowance for doubtful accounts of $62, $136 and $261 at September 30, 2012, December 31, 2011 and December 31, 2010 respectively	$ 7,122	[1]	$ 5,664	$ 6,608	[2]
Inventories	5,932	[1]	6,173	5,930	[2]
Other current assets	675	[1]	673	669	[2]
Total current assets	13,729	[1]	12,510	13,207	[2]
PROPERTY AND EQUIPMENT, net	5,055	[1]	5,460	6,775	[2]
Finite Lived Intangible Assets [Line Items]
Intangible assets	6,392		6,705	7,135
Deposits and other assets	85	[1]	109	59	[2]
Total other assets	6,477	[1]	6,814	7,194	[2]
Total assets	25,261	[1]	24,784	27,176	[2]
CURRENT LIABILITIES
Revolving credit line	3,801	[1]	2,439	3,263	[2]
Current portion of long-term debt	415	[1]	431	413	[2]
Current portion of long-term debt, officers and affiliates	1,707	[1]	1,053	4,105	[2]
Accounts payable	3,448	[1]	4,051	4,560	[2]
Accrued expenses and other current liabilities	1,229	[1]	1,786	1,991	[2]
Total current liabilities	10,600	[1]	9,760	14,332	[2]
LONG-TERM LIABILITIES
Long-term debt, less current portion	1,332	[1]	1,611	1,041	[2]
Long-term debt, officers and affiliates, less current portion	527	[1]	2,930	1,974	[2]
Total long-term liabilities	1,859	[1]	4,541	3,015	[2]
Total liabilities	12,459	[1]	14,301	17,347	[2]
Commitments and contingencies		[1]			[2]
STOCKHOLDERS' EQUITY
Preferred stock, no par value; 800,000 shares authorized; no shares issued and outstanding	0	[1]	0	0	[2]
Common stock, no par value; 30,000,000 shares authorized; 11,785,826 shares issued and outstanding	59,344	[1]	59,344	59,344	[2]
Accumulated deficit	(46,542)	[1]	(48,861)	(49,515)	[2]
Total stockholders' equity	12,802	[1]	10,483	9,829	[2]
Total liabilities and stockholders' equity	25,261	[1]	24,784	27,176	[2]
Technical Library [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets	531	[1]	555	598	[2]
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets	$ 5,861	[1]	$ 6,150	$ 6,537	[2]

[1]	Unaudited
[2]	Restated

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Accounts receivable, allowance for doubtful accounts	$ 62	[1]	$ 136	$ 261	[2]
STOCKHOLDERS' EQUITY
Preferred stock, par value (in Dollars per Share)	$ 0	[1]	$ 0	$ 0	[2]
Preferred stock, shares authorized (in Shares)	800,000	[1]	800,000	800,000	[2]
Preferred stock, shares issued (in Shares)	0	[1]	0	0	[2]
Preferred stock, shares outstanding (in Shares)	0	[1]	0	0	[2]
Common stock, par value (in Dollars per Share)	$ 0	[1]	$ 0	$ 0	[2]
Common stock, shares authorized (in Shares)	30,000,000	[1]	30,000,000	30,000,000	[2]
Common stock, shares issued (in Shares)	11,785,826	[1]	11,785,826	11,785,826	[2]
Common stock, shares outstanding (in Shares)	11,785,826	[1]	11,785,826	11,785,826	[2]

[1]	Unaudited
[2]	Restated

CONDENSED CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2012		Oct. 02, 2011		Sep. 30, 2012		Oct. 02, 2011		Dec. 31, 2011	Dec. 31, 2010
REVENUES
Service revenue	$ 6,512	[1]	$ 7,275	[1],[2]	$ 21,139	[1]	$ 22,720	[1],[2]	$ 30,651	$ 28,291	[2]
Product sales	5,310	[1]	4,036	[1],[2]	16,423	[1]	11,746	[1],[2]	15,236	12,491	[2]
Total revenues	11,822	[1]	11,311	[1],[2]	37,562	[1]	34,466	[1],[2]	45,887	40,782	[2]
COST OF REVENUES
Cost of service revenue	5,499	[1]	5,692	[1],[2]	18,218	[1]	18,327	[1],[2]	24,884	23,847	[2]
Cost of product sales	3,145	[1]	3,147	[1],[2]	9,828	[1]	8,667	[1],[2]	11,559	9,988	[2]
Total cost of revenues	8,644	[1]	8,839	[1],[2]	28,046	[1]	26,994	[1],[2]	36,443	33,835	[2]
GROSS PROFIT	3,178	[1]	2,472	[1],[2]	9,516	[1]	7,472	[1],[2]	9,444	6,947	[2]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	2,238	[1]	2,042	[1],[2]	6,629	[1]	5,913	[1],[2]	8,247	17,344	[2]
INCOME (LOSS) FROM OPERATIONS	940	[1]	430	[1],[2]	2,887	[1]	1,559	[1],[2]	1,197	(10,397)	[2]
OTHER (INCOME) EXPENSE
Interest expense	189	[1]	228	[1],[2]	556	[1]	738	[1],[2]	969	902	[2]
Other expense (income)	1	[1]	(149)	[1],[2]	12	[1]	(252)	[1],[2]	(426)	178	[2]
Total other expense	190	[1]	79	[1],[2]	568	[1]	486	[1],[2]	543	1,080	[2]
INCOME (LOSS) FROM CONTINUING OPERATIONS									654	(11,477)	[2]
LOSS FROM DISCONTINUED OPERATIONS (See Note, Discontinued Operations)									0	(412)	[2]
NET INCOME (LOSS)	$ 750	[1]	$ 351	[1],[2]	$ 2,319	[1]	$ 1,073	[1],[2]	$ 654	$ (11,889)	[2]
BASIC INCOME PER SHARE (in Dollars per Share)	$ 0.06	[1]	$ 0.03	[1],[2]	$ 0.2	[1]	$ 0.09	[1],[2]
BASIC WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (in Shares)	11,785,826	[1]	11,785,826	[1],[2]	11,785,826	[1]	11,785,826	[1],[2]
DILUTED INCOME PER COMMON SHARE (in Dollars per Share)	$ 0.06	[1]	$ 0.03	[1],[2]	$ 0.19	[1]	$ 0.09	[1],[2]
DILUTED WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (in Shares)	12,025,964	[1]	11,785,826	[1],[2]	12,094,244	[1]	11,785,826	[1],[2]
BASIC AND DILUTED INCOME (LOSS) PER COMMON SHARE
From Continuing Operations (in Dollars per Share)									$ 0.06	$ (0.98)	[2]
From Discontinued Operations (in Dollars per Share)									$ 0	$ (0.03)	[2]
BASIC AND DILUTED WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (in Shares)									11,785,826	11,788,185	[1],[2]
BASIC AND DILUTED INCOME (LOSS) PER COMMON SHARE (in Dollars per Share)									$ 0.06	$ (1.01)	[2]

[1]	Unaudited
[2]	Restated

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total		Common Stock [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2009	$ 21,746		$ 59,372	$ (37,626)
Beginning Balance (in Shares) at Dec. 31, 2009	11,801,326		11,801,326
Stock based compensation, net of forfietures	(28)		(28)	0
Stock based compensation, net of forfietures (in Shares)	(15,500)		(15,500)
Net income (loss)	(11,889)	[1]	0	(11,889)
Ending balance at Dec. 31, 2010	9,829	[1]	59,344	(49,515)
Ending Balance (in Shares) at Dec. 31, 2010	11,785,826	[1]	11,785,826
Net income (loss)	654		0	654
Ending balance at Dec. 31, 2011	$ 10,483		$ 59,344	$ (48,861)
Ending Balance (in Shares) at Dec. 31, 2011	11,785,826		11,785,826

[1]	Restated

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2012		Oct. 02, 2011		Dec. 31, 2011		Dec. 31, 2010
OPERATING ACTIVITIES
Net income (loss)	$ 2,319	[1]	$ 1,073	[1],[2]	$ 654		$ (11,889)	[2]
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	1,228	[1]	1,231	[1]	2,024		1,881
Goodwill impairment					0		7,831
Write off of note related to sale of business					0		(379)
Bad debt provision	(58)	[1]	(71)	[1]	58		87
Recovery on sale of equipment	13	[1]	0	[1]	(15)		25
Gain on disposal of discontinued operations					0		(314)
Stock-based compensation, net of forfietures					0		(28)
Amortization of debt issuance costs and debt discount					0		100
Unrealized gain on conversion option					0		(18)
Changes in operating assets and liabilities:
Accounts receivable	(1,400)	[1]	908	[1]	886		(893)
Inventories	241	[1]	(402)	[1]	(243)		1,512
Other current assets	(2)	[1]	(73)	[1]	(4)		111
Deposits and other non-current assets	24	[1]	0	[1]	(3)		596
Accounts payable	(603)	[1]	(1,394)	[1]	(509)		1,481
Accrued expenses and other current liabilities	(557)	[1]	(613)	[1]	(205)		244
Net cash provided by operating activities	1,205	[1]	659	[1]	2,643		347
INVESTING ACTIVITIES
Proceeds from disposal of discontinued operations					0		735
Acquisition of property and equipment	(538)	[1]	(191)	[1]	(279)		(134)
Proceeds from disposal of property and equipment	15	[1]	0	[1]	18		176
Net cash utilized (provided) by investing activities	(523)	[1]	(191)	[1]	(261)		777
FINANCING ACTIVITIES
Payments on capital lease obligations					(32)		(59)
Short-term debt borrowings, net	1,362	[1]	(141)	[1]	(824)		(3)
Borrowings of long-term debt	0	[1]	31	[1]	1,072		26
Repayments of long-term debt	(2,044)	[1]	(358)	[1]	(2,548)		(1,086)
Cash repurchase of restricted stock					0		(2)
Debt issuance costs paid					(50)		0
Net cash utilized by financing activities	(682)	[1]	(468)	[1]	(2,382)		(1,124)
CHANGE IN CASH	0	[1]	0	[1]	0		0
Cash, beginning of period	0	[1]	0	[1]	0	[1]	0
Cash, end of period	0	[1]	0	[1]	0	[1]	0	[1]
Cash paid during the period for:
Interest	$ 529	[1]	$ 738	[1]	$ 953		$ 901

[1]	Unaudited
[2]	Restated

BASIS OF PRESENTATION AND BUSINESS OVERVIEW	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Basis of Presentation [Abstract]
BASIS OF PRESENTATION

NOTE A—BASIS OF PRESENTATION

The unaudited interim condensed consolidated financial statements of MISCOR Group, Ltd. (the “Company”) as of and for the three- and nine-months ended September 30, 2012 and October 2, 2011, have been prepared in accordance with generally accepted accounting principles for interim information and the rules and regulations of the Securities and Exchange Commission for interim financial information. Accordingly, they do not contain all of the information and footnotes required by generally accepted accounting principles for complete financial statements. However, in the opinion of the Company’s management, all adjustments, consisting of normal, recurring adjustments, considered necessary for a fair statement have been included. The results for the three- and nine-months ended September 30, 2012 are not necessarily indicative of the results to be expected for the year ending December 31, 2012. Refer to our Annual Report on Form 10-K for the fiscal year ended December 31, 2011 for the most recent disclosure of the Company’s accounting policies.

In December 2011, the Company decided to no longer pursue selling HK Engine Components, LLC (“HKEC”) and reclassified HKEC from held-for-sale to held-and-used and from discontinued to continuing operations. HKEC engineers, repairs and remanufactures power assemblies for diesel powered engines, primarily used in locomotive and marine engines. Any depreciation related to HKEC for 2010 and 2011 was not recorded until December 2011. Accordingly, for the three - and nine-months ended October 2, 2011, there is no depreciation included in the results of operations for HKEC. Had HKEC been included as held-and-used, there would have been depreciation expense of $46 and $138 for the three- and nine-months ended October 2, 2011. Additionally, the presentation of operations for the period ended October 2, 2011, has been restated to include HKEC in continuing operations.

NOTE A—BUSINESS OVERVIEW

MISCOR Group, Ltd. (“MISCOR”), an Indiana Corporation, was organized in April 2004 as a holding company for Magnetech Industrial Services, Inc. (“MIS”) and its wholly owned subsidiary Martell Electric, LLC. In 2006, Martell Electric, LLC, became a wholly owned subsidiary of MISCOR. MISCOR, with its wholly-owned subsidiaries, is referred to as the “Company.”

MIS, an Indiana corporation, is an Industrial Services company which, through its seven operating facilities, provides maintenance and repair services to the electric motor industry, repairs and manufactures industrial lifting magnets, provides engineering and repair services for electrical power distribution systems within industrial plants and commercial facilities, provides on-site services related to all services offered by MIS, and provides custom and standardized training in the area of industrial maintenance.

Martell Electric, LLC, provided electrical contracting services to institutions and commercial businesses.

In December 2009, the Company announced its intention to divest its a) Construction and Engineering Services (“CES”) business which included Martel Electric and Ideal Consolidated, Inc., which the Company acquired in 2007; b) American Motive Power, Inc. (“AMP”) which the Company acquired in 2008; and c) HK Engine Components (“HKEC”), which the Company acquired in 2005, in order to concentrate on its core business of industrial services. Accordingly, each of these operations were reflected as discontinued operations in the accompanying financial statements.

In December 2009, the Company completed the sale of 100 percent of the outstanding shares of its AMP Canada subsidiary (See Note C, Discontinued Operations).

In February 2010, the Company completed the sale of 100 percent of the membership units of its Martell Electric subsidiary and 100 percent of the outstanding shares of its Ideal subsidiary to the Company’s Chairman and then-Chief Executive Officer and President, John A. Martell and his wife Bonnie M. Martell (See Note C, Discontinued Operations).

In March 2010, the Company completed the sale of 100 percent of the outstanding shares of its AMP subsidiary (See Note C, Discontinued Operations).

In December 2011, the Company decided to no longer pursue selling HKEC and reclassified HKEC from held-for-sale to held-and-used and from discontinued to continuing operations. HKEC engineers, repairs and remanufactures power assemblies for diesel powered engines, primarily used in the locomotive and marine engines.

The Company’s customers are primarily located throughout the United States of America. As of December 31, 2011, the Company operated from nine locations in Alabama, Indiana, Ohio, West Virginia, Maryland, and California.

RECENT ACCOUNTING PRONOUNCEMENTS	9 Months Ended
Sep. 30, 2012
Recent Accounting Pronouncements [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

NOTE B—RECENT ACCOUNTING PRONOUNCEMENTS

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flows.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	24 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE B—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation

The consolidated financial statements include the accounts of MISCOR and its wholly owned subsidiaries, MIS and HKEC. Additionally, the accounts for Martell Electric and Ideal are included through February 3, 2010, while the accounts for AMP are included through March 8, 2010, their respective sales date. All significant intercompany balances and transactions have been eliminated.

Reclassifications

Certain amounts from the prior year financial statements have been reclassified to conform to the current year presentation.

Cash equivalents

The Company considers all highly liquid investments with maturities of three months or less from the purchase date to be cash equivalents.

Concentration of credit risk

The Company maintains its cash and cash equivalents primarily in bank deposit accounts. The Federal Deposit Insurance Corporation insures these balances up to certain limits per bank. The Company has not experienced any losses on its bank deposits and management believes these deposits do not expose the Company to any significant credit risk.

Accounts receivable and allowance for doubtful accounts

The Company carries accounts receivable at sales value less an allowance for doubtful accounts. The Company periodically evaluates accounts receivable and establishes an allowance for doubtful accounts based on a combination of specific customer circumstances, credit conditions and the history of write-offs and collections. The Company evaluates items on an individual basis when determining accounts receivable write-offs. The Company’s policy is to not charge interest on trade receivables after the invoice becomes past due. A receivable is considered past due if payment has not been received within agreed upon invoice terms.

The following is a summary of the allowance for doubtful accounts at December 31,

	2011	2010
Balance at beginning of year	$(261)	$(766)
Charges to expense	(28)	145
Deductions	153	360

Balance at end of year	$(136)	$(261)

Discontinued operations and assets and liabilities held-for-sale

When the Company has committed to a plan to divest a business, that businesses’ long-lived assets are valued at the lower of their carrying amount or estimated fair value less cost to sell. If the carrying amount exceeds its estimated fair value, an impairment loss is recognized. Fair values are estimated using accepted purchase agreements or expected selling price based on consultations with third parties. Depreciation and amortization expense is not recorded on assets of businesses to be divested once they are classified as held-for-sale.

Assets and liabilities and results of operations of businesses to be, or subsequently divested, are reclassified from their historical presentation to assets and liabilities of operations held-for-sale on the Consolidated Balance Sheets and to discontinued operations on the Consolidated Statements of Operations for all periods presented. The gains or losses associated with these divested or to be divested businesses are recorded within discontinued operations on the Consolidated Statements of Operations.

In the prior year, HKEC was “held-for-sale” and accordingly no depreciation was recorded on its long-lived assets. Based on the Company’s fourth quarter 2011 decision to not sell HKEC, the Company was required to record catch up depreciation in the fourth quarter of 2011 for periods prior thereto. Such amounts were for $183 for 2010 and $136 for the first three quarters of 2011 and are reflected as a reduction of gross profit.

Inventory

The Company values inventory at the lower of cost or market. Cost is determined by the first-in, first-out method. The Company periodically reviews its inventories and makes provisions as necessary for estimated obsolescence and slow-moving goods. The amount of such markdown is equal to the difference between cost of inventory and the estimated market value based upon assumptions about future demands, selling prices and market conditions.

Property and equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed over the estimated useful lives of the related assets using the straight-line method. Useful lives of property and equipment are as follows:

Buildings	30 years
Leasehold improvements	Shorter of lease term or useful life
Machinery and equipment	5 to 10 years
Vehicles	3 to 5 years
Office and computer equipment	3 to 10 years

The Company performs reviews for impairment of property and equipment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. An impairment loss is recognized when estimated future cash flows expected to result from the use of the asset and their eventual dispositions are less than its carrying amount. When impairment is identified, the carrying amount of the asset is reduced to its estimated fair value. Assets to be disposed of are recorded at the lower of net book value or fair market value less cost to sell at the date management commits to a plan of disposal.

Debt issue costs

Costs incurred by the Company to secure senior debt financing are capitalized and amortized, as a charge to interest expense, over the term of the related financing agreement (See Note G, Senior Credit Facility).

As of December 31, 2011 and 2010, debt issuance costs were $47 and $0, net of accumulated amortization of $3 and $0, respectively.

Other intangible assets

Other intangible assets, consisting mainly of customer relationships and a technical library, were all determined to have a definite life and are amortized over the shorter of the estimated useful life or contractual life of the these assets, which range from 15 to 20 years. These intangible assets are being amortized under the straight-line method. Intangible assets with definite useful lives are periodically reviewed to determine if facts and circumstances indicate that the useful life is shorter than originally estimated or that the carrying amount of assets may not be recoverable. If such facts and circumstances do exist, the recoverability of intangible assets is assessed by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining lives against their respective carrying amounts. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets.

Revenue recognition

Revenue from continuing operations consists primarily of sales and service of industrial magnets, electric motors, electrical power distribution systems, and diesel power assemblies. Product sales revenue is recognized when products are shipped and both title and risk of loss transfer to the customer. Service revenue is recognized when all work is completed and the customer’s property is returned. For services to a customer’s property provided at the Company’s site, property is considered returned when the customer’s property is shipped back to the customer and risk of loss transfers to the customer. For service to a customer’s property provided at the customer’s site, property is considered returned upon completion of work. However, for service sales in which the contract price exceeds $75 and takes longer than 13 weeks to complete, the Company utilizes the percentage of completion methodology for revenue recognition.

The Company provides for an estimate of doubtful accounts, based on specific identification of customer accounts deemed to be uncollectible and historical experience.

Advertising costs

Advertising costs consist mainly of product advertisements and announcements published in trade publications, and are expensed when incurred. Advertising expense was $41 and $36 for the years ended December 31, 2011 and 2010, respectively.

Warranty costs

The Company warrants workmanship after the sale of its products and services, generally for a period of one year. An accrual for warranty costs is recorded based upon the historical level of warranty claims and management’s estimates of future costs.

Product warranty activity is as follows:

	December 31, 2011	December 31, 2010
Balance at beginning of period	$217	$244
Warranty claims paid	(64)	(79)
Warranty expense (recovery)	(69)	52

Balance at end of period	$84	$217

Income taxes

The Company accounts for income taxes using the asset and liabilities method. The Company classifies interest and penalties, if any, associated with its uncertain tax positions as a component of income tax expense. There were no interest or penalties recorded for the years ended December 31, 2011 and 2010 (See Note J, Income Taxes).

In recording deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those deferred income tax assets would be realizable. The Company considers the scheduled reversal of deferred income tax liabilities and projected future taxable income for this determination. The Company established a full valuation allowance and reduced its net deferred tax asset, principally related to the Company’s net operating loss carryovers, to zero as of December 31, 2011 and 2010. The Company will continue to assess the valuation allowance against deferred income tax assets considering all available information obtained in future reporting periods. If the Company continues to achieves profitable operations in the future, it may reverse a portion of the valuation allowance in an amount at least sufficient to eliminate any tax provision in that period. The valuation allowance has no impact on the Company’s net operating loss (“NOL”) position for tax purposes, and if the Company generates taxable income in future periods prior to expiration of such NOLs, it will be able to use its NOLs to offset taxes due at that time.

The Company is subject to audits by various taxing authorities, and the audits may result in proposed assessments where the ultimate resolution results in the Company owing additional taxes. The Company is required to establish reserves when the Company believes there is uncertainty with respect to certain positions and the Company may not succeed in realizing the tax benefit. The Company believes that its tax return positions are appropriate and supportable under relevant tax law. The Company has evaluated its tax positions for items of uncertainty and has determined that its tax positions are highly certain. The Company believes the estimates and assumptions used to support its evaluation of tax benefit realization are reasonable. Accordingly, no adjustments have been made to the consolidated financial statements for the years ended December 31, 2011 and 2010.

Other income

Other Income increased $604 to $426 of income in 2011 from $178 of expense in 2010. The increase in other income is predominantly attributed to the recovery in various legal matters and a $100 non-refundable deposit which was recognized as income when a potential buyer of HKEC did not complete a transaction.

Stock based compensation

The cost of all share-based payments to employees, including grants of employee stock options, are recognized in the financial statements based upon their fair values at grant date, or the date of later modification, over the requisite service period.

Earnings per share

Basic earnings per common share excludes dilution and is computed by dividing income available to common stockholders by the weighted average number of common shares outstanding for the year. Diluted earnings per common share is computed assuming the conversion of common stock equivalents, when dilutive.

For the year ended December 31, 2011, the Company’s common stock equivalents, consisting of warrants to purchase 308,197 shares of common stock and options to purchase 53,000 shares of common stock issued to employees under the 2005 Stock Option Plan were not included in computing diluted earnings per share because their effects were anti-dilutive.

For the year ended December 31, 2010, the Company’s common stock equivalents, consisting of warrants to purchase 308,197 shares of common stock and options to purchase 72,200 shares of common stock issued to employees under the 2005 Stock Option Plan were not included in computing diluted loss per share because their effects were anti-dilutive.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates are required in accounting for inventory costing, asset valuations, costs to complete and depreciation. Actual results could differ from those estimates.

New accounting standards

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position, or cash flow.

INVENTORY	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Inventory [Abstract]
INVENTORY	NOTE C—INVENTORY Inventory consists of the following:

	September 30, 2012	December 31, 2011
Raw materials	$2,307	$2,725
Work-in-progress	1,877	2,144
Finished goods	1,748	1,304

	$5,932	$6,173

NOTE D—INVENTORY Inventory consists of the following:

	December 31, 2011	December 31, 2010
Raw materials	$2,725	$2,931
Work-in-progress	2,144	1,619
Finished goods	1,304	1,380

	$6,173	$5,930

DISCONTINUED OPERATIONS	24 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

NOTE C—DISCONTINUED OPERATIONS

Construction and Engineering Services Business

In December 2009, the Company announced its plan to sell its CES business, consisting of its Martell Electric and Ideal subsidiaries, in order to raise operating capital and focus on its core industrial services operations. On February 3, 2010, the Company completed the sale of 100 percent of the equity of Martell Electric and Ideal to the Company’s Chairman and former President and Chief Executive Officer, John A. Martell, and his wife, Bonnie M. Martell, for $3,500, consisting of $750 in cash and a $2,750 reduction in the amount owed under a previously issued $3,000 note held by Mr. Martell (the “Martell Note”). Under the sale agreement, the purchase price was subject to a working capital adjustment which the Company could satisfy either with cash or by increasing the outstanding principal amount of the Martell Note.

The sale agreement set forth a target working capital range of $2,900-$3,200 at closing. Immediately post-closing, the actual combined working capital for Martell Electric/Ideal was approximately $1,226. During the first half of 2010, the Company recorded working capital adjustments of $(1,654), choosing to satisfy the working capital adjustment by increasing the outstanding principal amount of the Martell Note. These adjustments brought the final sale price to $1,846, comprised of $527 for Ideal and $1,319 for Martell Electric, with the final sale proceeds consisting of a cash payment of $750 and a net reduction of $1,096 in amounts owed under the Martell Note. During the year ended December 31, 2010, the Company recognized a pretax gain on sale of $136 from the sale of its CES business, which was included in the Company’s Consolidated Statement of Operations within Loss from Discontinued Operations.

The following table provides revenue and pretax loss from the CES disposal group discontinued operations:

Year Ended December 31, 2010
Revenue from discontinued operations	$1,721
Pretax loss from discontinued operations, including gain on disposal	(171)
Pretax gain on disposal of discontinued operations	136

American Motive Power

In December 2009, the Company announced its plan to sell its domestic AMP subsidiary in order to focus on its core industrial services operations. On March 8, 2010, the Company completed the sale of 100 percent of the outstanding capital stock of AMP to LMC, an unrelated party, in exchange for the assumption of AMP liabilities.

The following table provides revenue and pretax loss from the AMP discontinued operations:

Year Ended December 31, 2010
Revenue from discontinued operations	$709
Pretax loss from discontinued operations, including gain on disposal	(241)
Pretax gain on disposal of discontinued operations	178

GOODWILL AND OTHER INTANGIBLE ASSETS	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Other Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE D—OTHER INTANGIBLE ASSETS

Intangible assets consist of the following:

		September 30, 2012			December 31, 2011
	Estimated Useful Lives (in Years)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Technical Library	20	$700	$(169)	$531	$700	$(145)	$555
Customer Relationships	15-20	7,722	(1,861)	5,861	7,722	(1,572)	6,150

Total		$8,422	$(2,030)	$6,392	$8,422	$(1,717)	$6,705

The estimated future amortization expense related to intangible assets for the periods subsequent to September 30, 2012 on a calendar year basis is as follows:

Year Ending December 31 --
2012	$108
2013	421
2014	421
2015	421
2016	421
Thereafter	4,600

Total	$6,392

NOTE F—GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The Company had evaluated its goodwill for impairment during the fourth quarter of each year, and whenever events or changes in circumstances indicated that the carrying value may not be recoverable. Goodwill was assigned to reporting units within the Company based on the operating and economic characteristics and the management of the various operating segments. The amounts of goodwill assigned to the various reporting units within the Company were as follows:

Magnetech Industrial Services
Balances as of January 1, 2010	$7,831
Impairment Charge	(7,831)

Balances as of December 31, 2010	$—

For the goodwill testing completed during the fourth quarter of 2010 for its MIS reporting unit, the Company used a cost of capital of 25%, and determined that the calculated fair value was below carrying value in 2010. The fair value of the Company’s MIS reporting unit was estimated using a discounted cash flow model. Significant estimates and assumptions involving future cash flows, growth rates, and weighted average cost of capital were used in preparing the discounted cash flow model for the MIS reporting unit. Accordingly, an impairment charge of $7,831 was recorded for this reporting unit. The impairment charge is attributed to a decline in the market value of the respective businesses, caused by the unfavorable operating results and cash flows of the Company.

Other intangible assets

Other intangible assets consist of a technical library and customer relationships, and are reported net of accumulated amortization. The Company amortizes the cost of intangible assets over their expected useful lives which range from 15 to 20 years. The Company does not believe there is any significant residual value associated with intangible assets. Other intangible assets consist of the following:

		December 31, 2011			December 31, 2010
	Estimated Useful Lives (in Years)	Gross Carrying Amount	Accululated Amortization	Net	Gross Carrying Amount	Accululated Amortization	Net
Technical Library	2 0	$700	$(14 5)	$555	$700	$(102)	$59 8
Customer Relationships	15-20	7,722	(1,572)	6,150	7,722	(1,185)	6,537

Total		$8,442	$(1,717)	$6,705	$8,442	$(1,287)	$7,135

Amortization of intangible assets was $430 and $442 for the years ended December 31, 2011 and 2010, respectively.

The estimated future amortization expense related to intangible assets at December 31, 2011 is as follows:

Year Ending December 31 --
2012	$421
2013	421
2014	421
2015	421
2016	421
Thereafter	4,600

Total	$6,705

SENIOR CREDIT FACILITY	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Senior Credit Facility [Abstract]
SENIOR CREDIT FACILITY

NOTE E—SENIOR CREDIT FACILITY

As of September 30, 2012, the Company had a $5,000 secured revolving credit agreement (“credit agreement”) with Wells Fargo Bank National Association (“Wells Fargo”) with interest due monthly at the 90-day LIBOR plus 4.75% (effectively 5.11% at September 30, 2012), and a maturity date of July 31, 2013. At September 30, 2012 and December 31, 2011, approximately $3,801 and $2,439, respectively, was outstanding under the credit agreement. The borrowings under the credit agreement are limited by specified percentages of the Company’s eligible receivables as defined in the credit agreement. At September 30, 2012, approximately $864 of additional borrowings were available under the revolving credit agreement. The borrowings under the credit agreement are secured by all assets of the Company.

There are certain provisions of the credit agreement that could potentially be interpreted as a subjective acceleration clause. Specifically, Wells Fargo, in its reasonable credit judgment, can assess additional reserves to the borrowing base calculation or reduce the advance rate against accounts receivable to account for changes in the nature of the Company’s business that alter the underlying value of the collateral. The reserve requirements could result in an over-advance borrowing position that could require an accelerated repayment of the over-advance portion. The Company does not anticipate any changes in its business practices that would result in any material adjustments to the borrowing base calculation. However, management cannot be certain that additional reserves will not be assessed by Wells Fargo to the borrowing base calculation. As a result, the Company classifies borrowings under the revolving note as a short-term obligation.

As part of the financing and the related amendments, the Company paid debt issue costs which are amortized into interest expense over the remaining term of the financing. The Company paid $50 of such costs in 2011 related to amendments entered into in 2011. Debt issue costs amortized to interest expense were $8 and $24 for the three- and nine-months ended September 30, 2012. Net debt issue costs at September 30, 2012 were $24.

The Company also has a machinery and equipment loan (the “M&E Loan”) with Wells Fargo. Under the M&E Loan, the Company had outstanding borrowings of $722 at September 30, 2012 and $972 at December 31, 2011. The M&E Loan bears interest at a rate per annum equal to the 90-day LIBOR plus 4.75% through October 21, 2013 (5.11% at September 30, 2012). The Company is obligated to make equal monthly installments of $27, plus interest, commencing on December 1, 2011. Interest expense under this loan was $10 and $36 for the three- and nine-months ended September 30, 2012. In the event that the net forced liquidation value of the machinery and equipment is appraised at less than one-hundred percent of the outstanding M&E Loan principal balance, Wells Fargo may accelerate the repayment obligations over a twelve month period in the amount of such excess.

The credit agreement is due July 31, 2013, and includes the following covenants:

•	Maintenance of minimum net income of not less than $500 during the fiscal year ending on December 31, 2011;

•	Maintenance of a fixed charge coverage ratio of not less than 1.1 to 1.0 as of the end of each fiscal month for the 12 months then ending commencing with the fiscal month ending March 31, 2012;

•	No net loss during any fiscal year-to-date period in excess of $250; and

•	No capital expenditures of more than $600 during any fiscal year ending on or after December 31, 2012.

Interest expense under the Wells Fargo credit agreement, including the M&E Loan and excluding amortization of debt issue costs, was $50 and $146 for the three- and nine-months ended September 30, 2012, and $40 and $176 for the three- and nine-months ended October 2, 2011, respectively.

As of September 30, 2012 and December 31, 2011, the Company was not in violation of any covenants with Wells Fargo.

NOTE G—SENIOR CREDIT FACILITY

Senior credit facility with Wells Fargo

As of December 31, 2011, the Company had a $5,000 secured revolving credit agreement (“credit agreement”) with Wells Fargo Bank National Association (“Wells Fargo”) with interest due monthly at LIBOR plus 4.75% (effectively 5.31% at December 31, 2011), due July 31, 2013. At December 31, 2011 and 2010, approximately $2,439 and $3,263, respectively, was outstanding on the credit facility. The borrowings under the credit facility are limited by specified percentages of the Company’s eligible receivables as defined in the credit agreement. At December 31, 2011, approximately $2,133 of additional borrowings were available under the revolving credit agreement. The credit facility is secured by all assets of the Company.

The provisions of the credit agreement include a lock-box arrangement and certain provisions that could potentially be interpreted as a subjective acceleration clause. More specifically, Wells Fargo, in its reasonable credit judgment, can assess additional reserves to the borrowing base calculation or reduce the advance rate against accounts receivable to account for changes in the nature of the Company’s business that alters the underlying base borrowing calculation. The reserve requirements may result in an over-advance borrowing position that could require an accelerated repayment of the over-advance portion. The Company does not anticipate any changes in its business practices that would result in any material adjustments to the borrowing base calculation. However, management cannot be certain that additional reserves will not be assessed by Wells Fargo to the borrowing base calculation. As a result, the Company classifies borrowings under the revolving note as a short-term obligation.

As part of the financing and the related amendments, the Company paid debt issue costs which get amortized as interest expense over the remaining term of the financing. The Company paid $50 of such costs in 2011 related to 2011 amendments. Debt issue costs amortized to interest expense were $3 and $14 for the years ended December 31, 2011 and 2010, respectively. Net debt issue costs at December 31, 2011 and 2010 were $47 and $0, respectively. The Company also paid fees to Wells Fargo as part of the financing and the related amendments in the amount of $346 in prior years. These fees were recorded as a debt discount. The Company accreted this debt discount to interest expense over the term of the credit facility. Debt discount accreted to interest expense was $0 and $115 for the years ended December 31, 2011 and 2010, respectively. There is no net debt discount at December 31, 2011 and 2010.

Additionally, under a real estate loan with Wells Fargo, the Company has outstanding $0 at December 31, 2011 and $322 at December 31, 2010. Under the loan agreement, the Company was to make monthly installments of $21 per month plus interest. The Company paid interest expense of approximately $18 and $37 for the years ended December 31, 2011 and 2010, respectively. As of December 31, 2011, this loan has terminated.

Interest expense under the Wells Fargo credit agreement, excluding amortization of debt issue costs and accretion of debt discount, was $208 and $482 for the years ended December 31, 2011 and 2010, respectively.

Default and Waiver Agreements

On January 14, 2010, the Company and Wells Fargo executed a Sixth Amendment to the credit agreement (the “Sixth Amendment”). The Sixth Amendment amended the credit agreement in the following respects:

•	Consented to the planned sale of the CES business;

•	Revised the definition of “Borrowing Base”, resulting in lower available borrowings;

•	Required additional weekly principal payments of $10 on the real estate term note; and

•

Extended until January 27, 2011, and reduced to $1,000 the previously agreed upon requirement for the Company to raise $2,000 additional capital through subordinated debt, asset sales, or additional cash equity.

On February 14, 2010, the Company received a letter agreement from Wells Fargo which amended the credit agreement as follows:

•	Revised the terms of Wells Fargo’s consent to the sale of our CES business; and

•	Extended until February 19, 2011 the requirement for the Company to raise $1,000 additional capital through subordinated debt, asset sales, or additional cash equity.

On April 15, 2010, the Company and Wells Fargo executed a Seventh Amendment to the credit agreement (the “Seventh Amendment”). The Seventh Amendment amended the credit agreement in the following respects:

•	Waived the Company’s noncompliance with the minimum book net worth and maximum capital expenditures from working capital covenants for the year ended December 31, 2010;

•	Adjusted the minimum book net worth covenant to $21,500 as of December 31, 2010;

•	Adjusted the allowable capital expenditures for the year ended December 31, 2011 to a maximum of $500;

•	Incorporated a monthly minimum EBITDA covenant commencing in April, 2011; and

•	Eliminated the previously agreed upon requirement for the Company to raise $1,000 additional capital through subordinated debt, asset sales, or additional cash equity.

In connection with the Seventh Amendment, the Company agreed to pay Wells Fargo an accommodation fee equal to $75, $25 of which was payable on the date of the execution of the Seventh Amendment, with $25 due within 30 days and $25 due within 60 days.

On December 17, 2010, the Company and Wells Fargo entered into the Eighth Amendment to the credit agreement (“the Eight Amendment”). In the Eighth Amendment, Wells Fargo agreed to extend the senior credit agreement through June 30, 2011, pursuant to the following revised terms:

•	Amortization of the term loan remained at $21 per month through January 31, 2011, when it increased to $52 per month;

•	The term loan is to be paid in full upon the earlier of the sale of the Company’s HKEC business or upon maturity;

•	The real estate loan was to be paid in full by December 31, 2011, using revolver availability;

•

Accounts receivable between 91 – 120 days cease to be eligible collateral on the earlier of a sale of the Company’s HKEC business or May 31, 2011, having been subjected to a cap gradually decreasing from $275 in monthly increments of $50 through May 31, 2011;

•	The “percentage of ineligibility” test for accounts owed by an account debtor was to reduce from 35% of the total due from an account debtor to 25%, no later than January 31, 2011;

•	A stop loss covenant of ($400) measured monthly on a year-to-date basis commenced January 1, 2011; and

•	Capital expenditures during 2011 are limited to $200.

Wells Fargo was paid a $25 accommodation fee in connection with the Eighth Amendment.

On June 30, 2011, the Company and Wells Fargo entered into the Ninth Amendment to the credit agreement (“the Ninth Amendment”). In the Ninth Amendment, Wells Fargo agreed to extend our the credit agreement through August 31, 2011, pursuant to the following revised terms:

•	Reduced interest rate of LIBOR plus 4.75%;

•	An addition of up to $300 of eligible progress billing accounts; and

•	A reduced revolver availability of $5,000.

There was no accommodation fee paid to Wells Fargo in connection with the Ninth Amendment.

The Company and Wells Fargo extended the terms of the Ninth Amendment on several occasions until November 30, 2011.

On November 30, 2011, the Company and Wells Fargo entered into the Tenth Amendment to the credit agreement (“the Tenth Amendment”). The Company extended the existing revolver and executed a new machinery and equipment term loan (“M&E Loan”) to reflect its outstanding borrowings under the credit agreement. The M&E Loan bears interest at a rate per annum equal to the 90-day LIBOR plus 475 basis points through July 31, 2013 (5.31% at December 31, 2011). The Company is obligated to make equal monthly installments of $27, plus interest,, commencing on December 1, 2011. In the event that the net forced liquidation value of the machinery and equipment is appraised at less than one-hundred percent of the outstanding M&E Loan principal balance, the Wells Fargo may accelerate the repayment obligations over a twelve month period in the amount of such excess. In the Tenth Amendment, Wells Fargo agreed to extend the credit agreement through July 31, 2013, pursuant to the following revised covenants:

•	Maintenance of minimum net income of not less than $500 during the fiscal year ending on December 31, 2011;

•	Maintenance of a fixed charge coverage ratio of not less than 1.1 to 1.0 as of the end of each fiscal month for the 12 months then ending commencing with the fiscal month ending March 31, 2012;

•	No net loss during any fiscal year-to-date period in excess of $250; and

•	No capital expenditures of more than $600 during any fiscal year ending on or after December 31, 2012.

Wells Fargo was paid a $50 accommodation fee in connection with the Tenth Amendment.

As of December 31, 2011, the Company is not in violation of any covenants with Wells Fargo. As of December 31, 2011, the Company has $2,100 of availability on its revolving credit facility with Wells Fargo.

PROPERTY AND EQUIPMENT	24 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE E—PROPERTY AND EQUIPMENT

Property and equipment consists of the following at December 31:

	2011	2010
Land and Buildings	$1,800	$1,800
Leasehold Improvements	499	472
Machinery and Equipment	8,624	8,466
Construction in Progress	232	80
Vehicles	927	923
Office and Computer Equipment	2,395	2,494

	14,477	14,235
Less: Accumulated Depreciation	(9,017)	(7,460)

	$5,460	$6,775

Depreciation expense was $1,591 and $1,446 for years ended December 31, 2011 and 2010, respectively.

RELATED PARTY TRANSACTIONS	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE F—RELATED PARTY TRANSACTIONS

Long-term debt, officers

The Company has three outstanding promissory notes, which are subordinate to Wells Fargo (each a “subordinated note”). The holders of the three subordinated notes are: BDeWees, Inc., XGen III, Ltd. (collectively, BDeWees, Inc. and XGen III, Ltd. being referred to as the “3D Creditors”) and John A. Martell (“Mr. Martell”), the Company’s Chairman of the Board and former President and Chief Executive Officer (BDeWees, Inc., XGen III, Ltd. and Mr. Martell are each a “subordinated debt holder”). The Company used the proceeds of the M&E Loan to make cash distributions to the subordinated debt holders by paying $317 in principal on each of three outstanding subordinated promissory notes on November 30, 2011.

The subordinated promissory notes with the 3D Creditors have an aggregate principal balance of $1,566 and mature on August 1, 2013. Interest on the notes through June 30, 2012 is equal to the index rate plus six percentage points, but no less than 10.5% per annum. Beginning on July 1, 2012, the interest rate on each note increases to the index rate plus nine percentage points, but no less than 19% per annum. Regularly scheduled monthly payments in the amount of $10 per note, plus all unpaid accrued interest, began being paid on January 1, 2012. Beginning on January 1, 2013, the monthly payments are set to increase to $15 per month, with a balloon payment of the full outstanding principal and accrued interest due on the notes’ maturity date of August 1, 2013. On April 23, 2012, the Company made the last of three special scheduled payments, which were required as follows:

•	November 30, 2011—$317 (paid from the proceeds of the M&E Loan);

•	December 29, 2011—$300 (paid from operating cash flow); and

•	No later than June 30, 2012—$250 (paid from operating cash flow).

The agreement with the 3D Creditors cap the Company’s borrowing power with Wells Fargo to a maximum aggregate amount of $6,000, limit the Company’s ability to accelerate payment to Mr. Martell without prior consent, and contain customary representations and warranties. Further, as required by Wells Fargo, the 3D Creditors notes are subordinate to our indebtedness with Wells Fargo. Specifically, the 3D Creditors each agree that Wells Fargo may prohibit the Company from making the monthly payments on each note, as stated above, if the Company is in default of the obligations to Wells Fargo. The Company must obtain Wells Fargo’s approval prior to making any additional repayments, in excess of those outlined above, on either note.

As stated above, the Company also has a subordinated promissory note with Mr. Martell (the “Martell subordinated note”). The aggregate principal balance of the subordinated promissory note with Mr. Martell is $668, and arose out of the sale of Martell Electric, LLC (“Martell Electric”) and Ideal Consolidated, Inc. (“Ideal”) to Mr. Martell on February 3, 2010 and the subsequent negotiation of a working capital adjustment to the purchase price in such sale. The Martell subordinated note matures on October 31, 2013. Interest on the note is calculated through February 28, 2013 as the greater of 7.5% or 2% plus prime, increasing to the greater of 9.5% or 2% plus prime beginning on March 1, 2013 until maturity. Regular monthly installment payments of principal, in the amount of $7.5, began being paid on January 1, 2012, which amount increases to $12.5 monthly beginning on January 1, 2013 until payoff or maturity. On April 23, 2012, the Company made the last of three special scheduled payments, which were required as follows:

•	November 30, 2011—$317 (paid from the proceeds of the M&E Loan);

•	December 29, 2011—$120 (paid from operating cash flow); and

•	No later than June 30, 2012—$250 (paid from operating cash flow).

In the event of default, Mr. Martell may increase the interest rate and accelerate the outstanding indebtedness. Additionally, as required by Wells Fargo, the Martell subordinated note is subordinate to the Company’s indebtedness with Wells Fargo. Specifically, Mr. Martell agrees that Wells Fargo may prohibit the Company from making the monthly payments on his note, as stated above, if the Company is in default of its obligations to Wells Fargo. Additionally, on November 30, 2011, Mr. Martell executed an Agreement for Subordination of Security Interest and Payment of Debt in favor of the 3D Creditors, in which Mr. Martell agreed to subordinate his security interest in the Company’s assets in favor of the security interest held by the 3D Creditors. The agreement also prohibits making any additional repayments, in excess of the scheduled monthly payments and special scheduled payments outlined above, on the Martell subordinated note prior to maturity.

Interest on these three notes was $91 and $264 for the three- and nine-months ended September 30, 2012 and $120 and $360 for the three- and nine-months ended October 2, 2011.

Leases

The Company leases its Hammond, Indiana; and Boardman, Ohio facilities from Mr. Martell. Total rent expense under these agreements was approximately $42 and $122 for the three and nine month periods ended September 30, 2012 and October 2, 2011, respectively. The leases for the Hammond, Indiana and the Boardman, Ohio facilities expire in May 2015 and August 2015, respectively.

The Company leased a facility in South Bend from Mr. Martell. This lease expired in July 2012. As a result of closure and relocation of the corporate office to Massillon in June 2010, the Company no longer used this office space. As of September 30, 2012 and December 31, 2011, $0 and $51, respectively, was included in accrued expenses and other current liabilities on the Company’s Condensed Consolidated Balance Sheets for the expired lease.

The Company leases its Hagerstown, Maryland facility from a partnership of which an officer of the Company’s subsidiary, HK Engine Components, LLC, is a partner. Rent expense under this agreement was $40 and $120 for the three- and nine-months ended September 30, 2012 and October 2, 2011, respectively.

The Company leases a facility in Massillon, Ohio from a partnership, one partner of which is a former officer of Magnetech Industrial Services, Inc., under an agreement expiring in November 2017. Rent expense under the lease was $141 and $424 for the three- and nine-month periods ended September 30, 2012 and $135 and $405 for the three- and nine-month periods ended October 2, 2011.

NOTE L—RELATED PARTY TRANSACTIONS

Long term debt, officers

As required by the Tenth Amendment, the Company completed the renegotiation, refinance, and extension of its subordinated debt. The Company has three outstanding promissory notes, subordinate to Wells Fargo. The Company used the proceeds of the M&E Loan to make cash distributions to the subordinated debt holders by paying $317 in principal on each of three outstanding subordinated promissory notes on November 30, 2011.

Prior to this refinancing, The Company was indebted to each of BDeWees, Inc. and XGen III, Ltd. (the “3D Creditors”) for two secured promissory notes each with a principal balance of $2,000, both set to mature on November 30, 2011. The Company negotiated the extension of the 3D Creditor notes and executed two Amended and Restated Promissory Notes with a maturity date of August 1, 2013. Interest on the notes through June 30, 2012 is equal to the index rate plus six percentage points, but no less than 10.5% per annum. Beginning on July 1, 2012, the interest rate on each note increases to the index rate plus nine percentage points, but no less than 19% per annum. Regularly scheduled monthly payments in the amount of $10 per note, plus all unpaid accrued interest, are due beginning on January 1, 2012. Beginning on January 1, 2013, the monthly payments are set to increase to $15 per month, with a balloon payment of the full outstanding principal and accrued interest due on the notes’ maturity date of August 1, 2013.

In conjunction with these notes, the Company executed Loan Extension and Modification Agreements, which govern repayment of the notes, and outline the Company’s ongoing obligations to the 3-D Creditors and the scope of their security interest. Specifically, the Company is required to make the following special scheduled repayments of each of the 3D Creditor notes in the amounts set forth below:

•	November 30, 2011—$317 (paid from the proceeds of the M&E Loan);

•	December 29, 2011—$300 (paid from operating cash flow); and

•	No later than June 30, 2012—$250.

Additionally, the 3D Creditor Loan Extension and Modification Agreements cap the Company’s borrowing power with Wells Fargo to a maximum aggregate amount of $6,000, limit the Company’s ability to accelerate payment to other subordinated creditor, John A. Martell (“Martell”) without prior consent, and contain customary representations and warranties. Further, as required by Wells Fargo, the 3D Creditors executed an Amended and Restated Subordination Agreement in favor of Wells Fargo on November 30, 2011. In the subordination agreement, the 3D Creditors acknowledge the continued subordination of their notes and security interest in the assets of the Company, subject to a first priority lien held by Wells Fargo. Specifically, the 3D Creditors each agree that Wells Fargo may prohibit the Company from making the monthly payments on each note, as stated above, if the Company is in default of the obligations to Wells Fargo, and both further agree that the Company is permitted to make the special scheduled repayments, as outlined above, only if the Company’s excess availability is greater than $500 at the time each special repayment is due. The Company must obtain Wells Fargo’s approval prior to making any additional repayments, in excess of those outlined above, on either note.

The Company also renegotiated and extended its outstanding promissory note with Martell. Prior to this refinancing, the Company was indebted to the Company’s Chairman of the Board and former President and CEO, Martell, for a secured promissory note in the amount of $425, which arose out of the sale of Martell Electric, LLC and Ideal Consolidated, Inc. to Mr. Martell on February 3, 2010. Under the agreement governing the sale to Martell, the purchase price was subject to a working capital adjustment which the Company could satisfy either with cash or by increasing the outstanding principal amount of Martell’s promissory note. The Company had been engaged in negotiations with Martell for several months to settle the working capital adjustment, which culminated in the execution, on November 30, 2011, of a Mutual Release between the Company, Mr. Martell, and his wife, Bonnie M. Martell, in which the parties agreed to a working capital adjustment figure that was incorporated into the Martell note, and release any and all potential claims or actions between the parties. In conjunction with the Mutual Release, the Company executed an Amended Promissory Note payable to Martell in the amount of $1,683 with a maturity date of October 31, 2013, which reflects the principal balance due on the February 3, 2010 note and the working capital adjustment. Interest on the note is calculated through February 28, 2013 as the greater of 7.5% or 2% plus prime, increasing to the greater of 9.5% or 2% plus prime beginning on March 1, 2013 until maturity. The Company is required to make regular monthly installment payments of principal in the amount of $7.5 beginning on January 1, 2012, which amount increases to $12.5 monthly beginning on January 1, 2013 until payoff or maturity. Additionally, the Company is required to make the following special scheduled repayments of the Martell note in the amounts set forth below:

•	November 30, 2011—$317 (paid from the proceeds of the M&E Loan);

•	December 29, 2011—$120 (paid from operating cash flow); and

•	No later than June 30, 2012—$250.

In the event of default, Martell may increase the interest rate and accelerate the outstanding indebtedness. Additionally, as required by Wells Fargo, Martell executed an Amended and Restated Subordination Agreement in favor of Wells Fargo on November 30, 2011. In the subordination agreement, Martell acknowledges the continued subordination of his note and security interest in the assets of the Company, subject to a first priority lien held by Wells Fargo. Specifically, Martell agrees that Wells Fargo may prohibit the Company from making the monthly payments on his note, as stated above, if the Company is in default of its obligations to Wells Fargo, and further agrees that the Company is permitted to make the special scheduled repayments, as outlined above, only if the Company’s excess availability is greater than $500 at the time each special repayment is due.

Additionally, on November 30, 2011, Martell executed an Agreement for Subordination of Security Interest and Payment of Debt in favor of the 3D Creditors, in which Martell agreed to subordinate his security interest in the Company’s assets in favor of the security interest held by the 3D Creditors. The agreement also prohibits making any additional repayments, in excess of the scheduled monthly payments and special scheduled payments outlined above, on the Martell note prior to maturity.

Affiliated Leases

The Company leases its South Bend, Indiana, Hammond, Indiana, and Boardman, Ohio facilities from its Chairman of the Board and stockholder. Total rent expense under these agreements was approximately $292 for the year ended December 31, 2011 and $285 for the year ended December 31, 2010. The lease for the Hammond, Indiana and Boardman, Ohio facilities, expire in May 2015 and August 2015, respectively.

The Company leases a facility in South Bend for its corporate offices from its Chairman of the Board and stockholder. This lease is set to expire in May 2012. As a result of our closure and relocation of the corporate office to Massillon, we no longer use this office space. Accordingly, for the year ended December 31, 2010, a charge of $172 was recorded to accrue these future lease commitments.

The Company leases a facility in Massillon, Ohio from a partnership, one partner of which is a former officer of MIS, under an agreement expiring in November 2017. Rent expense under the lease was approximately $566 for the year ended December 31, 2011 and $540 for the year ended December 31, 2010.

The Company leases a facility in Hagerstown, Maryland from a partnership of which J. Cullen Burdette, a Vice President of our subsidiary HKEC, is a partner. Rent Expense under the lease was approximately $162 for the year ended December 31, 2011 and $157 for the year ended December 31, 2010.

LONG-TERM DEBT	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-Term Debt [Abstract]
LONG-TERM DEBT

NOTE G—DEBT

Long-term debt

Long-term debt consists of the following:

September 30, 2012	December 31, 2011

Subordinated note payable to former member of 3D Service, Ltd. (BDeWees, Inc.), payable in monthly installments of $10 beginning January 1, 2012 (increasing to $15 on January 1, 2013), maturing August 1, 2013, with additional $250 principal payable no later than June 30, 2012, with interest at the index rate plus six percentage points, but not less Then 10.5% per annum, through June 30, 2012, with interest at the index rate plus nine percentage points, but no less than 19% beginning July 1, 2012, until maturity, secured by a subordinated interest in certain machinery and equipment of Magnetech Industrial Services, Inc.

$783	$1,373

Subordinated note payable to former member of 3D Service, Ltd. (Xgen III, Ltd.), payable in monthly installments of $10 beginning January 1, 2012 (increasing to $15 on January 1, 2013), maturing August 1, 2013, with additional $250 principal payable no later than June 30, 2012, with interest at the index rate plus six percentage points, but not less than 10.5% per annum, through June 30, 2012, with interest at the index rate plus nine percentage points, but no less than 19% beginning July 1, 2012, until maturity, secured by a subordinated interest in certain machinery and equipment of Magnetech Industrial Services, Inc.

783	1,373

Note payable to bank in monthly installments of $27 beginning November 30, 2011, plus interest currently at Daily Three Month LIBOR (0.36% at September 30, 2012 plus 4.75% secured by inventory and substantially all machinery and equipment, maturing July 31, 2013 (see Note E Senior Credit Facility)	722	972
Subordinated note payable to Mr. Martell, payable in monthly installments of $7.5 beginning January 1, 2012 (increasing to $12.5 on January 1, 2013, maturing October 31, 2013, with $250 of principal payable no later than June 30, 2012, plus interest at the greater of 7.5% or 2% plus the prime rate (3.25% at July 1, 2012) increasing to 9.5% or 2% plus prime beginning on March 1, 2013, until maturity, secured by a subordinated interest in Substantially all assets owned by the Company	668	1,236
Note payable to bank in monthly installments of $3 through November 16, 2014, plus interest at 8% secured by a security interest in certain equipment	71	94
Capital lease obligations	954	977

	3,981	6,025
Less current portion	2,122	1,484

	$1,859	$4,541

Aggregate maturities of long-term debt for the periods subsequent to September 30, 2012, on a calendar year basis are as follows:

Years Ending December 31,	Amount
2012	$274
2013	3,687
2014	20

$3,981

The Company intends to pay off these notes through operating cash flows.

Following is a summary of interest expense for the three- and nine-months ended September 30, 2012 and October 2, 2011:

	Three Months Ended		Nine Months Ended
	September 30, 2012	October 2, 2011	September 30, 2012	October 2, 2011
Interest expense on principal	$181	$228	$532	$738
Amortization of debt issue costs	8	—	24	—

	$189	$228	$556	$738

NOTE H—LONG-TERM DEBT

Long-term debt consists of the following:

	December 31, 2011	December 31, 2010
Note payable to Chairman, payable in monthly installments of $ 7.5 beginning January 1, 2012 (increasing to $12.5 on January 1, 2013 with outstanding balance payable at maturity date of October 31, 2013, with $ 250 of principal payable no later than June 30, 2012, plus interest at the greater of 7.5% or 2% plus the prime rate (3.25% at December 31, 2011) increasing to the greater of 9.5% or 2% plus prime beginning on March 1, 2013 until maturity, secured by a subordinated interest in substantially all assets owned by the Company	$1,236	$2,079

Note payable to former members of 3-D Service, Ltd. (BDeWees, Inc.), payable in monthly installments of $10 beginning January 1, 2012 (increasing to $ 15 on January 1, 2013), with outstanding principal balance payable at maturity date of August 1, 2013, with additional $250 principal payable no later than June 30, 2012, with interest at the index rate plus six percentage points, but not less then 10.5% per annum, through June 30, 2012, with interest at the index rate plus nine percentage points, but no less than 19%, beginning July 1, 2012 until maturity, secured by a subordinated interest in certain machinery and equipment of Magnetech Industrial Services , Inc.

	1,373	2,000

Note payable to former members of 3-D Service, Ltd. (Xgen III, Ltd.), payable in monthly installments of $10 beginning January 1, 2012 (increasing to $ 15 on January 1, 2013), with outstanding principal balance payable at maturity date of August 1, 2013, with additional $250 principal payable no later than June 30, 2012, with interest at the index rate plus six percentage points, but not less then 10.5% per annum, through June 30, 2012, with interest at the index rate plus nine percentage points, but no less than 19%, beginning July 1, 2012 until maturity, secured by a subordinated interest in certain machinery and equipment of Magnetech Industrial Services , Inc.

	1,373	2,000
Note payable to bank in monthly installments of $ 27 November 30, 2011, plus interest currently at Daily Three Month LIBOR (0.56% December 31, 2011) plus 4.75%, secured by inventory and substantially all machinery and equipment (see Note G, Senior Credit Facility)	972	—
Note payable to bank in monthly installments of $ 3 through November 16, 2014, plus interest at 8% secured by a security interest in certain equipment	94	123
Notes paid off in 2011	—	322
Capital lease obligations	977	1,009

	6,025	7,533
Less: current portion	1,484	4,518

	$4,541	$3,015

See Note L, Related Party Transactions.

Capital lease obligations

The Company leases certain equipment under agreements that are classified as capital leases. The following is a summary of assets under capital leases:

	December 31, 2011	December 31, 2010
Machinery and equipment	$746	$746
Vehicles and trailers	84	84
Computer equipment and software	240	240
Furniture and office equipment	91	91
Less accumulated depreciation	(541)	(397)

	$620	$764

Minimum future lease payments required under capital leases as of December 31, 2011 are:

Years Ending December 31,	Amount
2012	$178
2013	1,050

1,228
Less imputed interest	(251)

Present value of net minimum lease payments	$977

Maturities of long term debt

Aggregate maturities of long term debt, including capital leases, subsequent to December 31, 2011 are as follows:

Years Ending December 31,	Amount
2012	$1,484
2013	4,197
2014	344

$6,025

Following is a summary of interest expense for the years ended December 31, 2011 and 2010:

	Years ended December 31
	2011	2010
Interest expense on principal	$966	$773
Amortization of debt issue costs	3	14
Amortization of debt discount—revolving notes payable	—	115

	$969	$902

Warrants associated with debt

The Company has outstanding warrants to purchase common stock. These warrants were issued in connection with certain financing transactions initiated prior to 2006, are all currently exercisable and have standard anti-dilution features. A summary of the Company’s warranty activity in 2010 and 2011 follows:

	Number of Warrant Shares	Weighted-Average Exercise Price
Outstanding at January 1, 2010	310,254	$8.23
Granted	—	—
Exercised	—	—
Forfieted	(2,057)	0.01

Outstanding at December 31, 2010	308,197	$8.28
Granted	—	—
Exercised	—	—
Forfieted	—	—

Outstanding at December 31, 2011	308,197	$8.28

The following table summarizes information about the outstanding warrants as of December 31, 2011:

Exercise Price	Number of Warrant Shares	Weighted-Average Remaining Contractual Life (Years)
$ 0.25	8,079	1.42
$ 8.50	300,118	0.65

INCOME PER SHARE	9 Months Ended
Sep. 30, 2012
Income Per Share [Abstract]
INCOME PER SHARE

NOTE H—INCOME PER SHARE

The following table details the computation of basic and diluted earnings per common share for the periods presented:

	Three months ended		Nine months ended
	September 30, 2012	October 2, 2011	September 30, 2012	October 2, 2011
Net income	$750	$351	$2,319	$1,073
Weighted-average common shares outstanding (basic)	11,785,826	11,785,826	11,785,826	11,785,826
Effect of dilutive securities from equity awards	240,138	—	308,418	—

Weighted-average common shares outstanding (diluted)	12,025,964	11,785,826	12,094,244	11,785,826
Basic earnings per common share	$0.06	$0.03	$0.20	$0.09

Dilutive earnings per common share	$0.06	$0.03	$0.19	$0.09

The weighted-average common shares outstanding (diluted) computation is not impacted during any period where the exercise price of a stock option or warrant is greater than the average market price. There were 8,079 and 308,197 warrants to purchase shares of common stock for the three- and nine-months ended September 30, 2012 and October 2, 2011, respectively. There were 81,000 options to purchase shares of common stock to employees under the 2005 Stock Option Plan, for the three and nine months ended September 30, 2012. As of September 30, 2012, 81,000 of the total 82,000 options to purchase shares under the 2005 Stock Option plan are dilutive. There were 52,600 options to purchase shares of common stock to employees under the 2005 Stock Option Plan, for the three- and nine-months ended October 2, 2011. For the three- and nine-months ended October 2, 2011, the options and warrants were not included in computing diluted income per share because they would have been anti-dilutive.

CONCENTRATIONS OF CREDIT RISK	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Concentrations of Credit Risk [Abstract]
CONCENTRATIONS OF CREDIT RISK

NOTE I—CONCENTRATIONS OF CREDIT RISK

The Company grants credit, generally without collateral, to its customers, which are primarily in the steel, metal working, scrap and rail industries. Consequently, the Company is subject to potential credit risk related to changes in economic conditions within those industries. However, management believes that its billing and collection policies are adequate to minimize the potential credit risk. At September 30, 2012 and December 31, 2011, approximately 35% and 27%, respectively, of gross receivables were due from entities in the rail industry, and approximately 26% and 36%, respectively, of gross accounts receivable were due from entities in the steel, metal working and scrap industries. Three customers, doing business with the Company’s Industrial Services and Rail Services segments, accounted for approximately 37% and 23% of gross receivables at September 30, 2012 and October 2, 2011, respectively. For the nine months ended September 30, 2012, these three customers accounted for 20%, 16% and 5% of the total consolidated revenue, respectively. The loss of any of these customers would have a material adverse effect on the Company.

NOTE O—CONCENTRATIONS OF CREDIT RISK

The Company grants credit, generally without collateral, to its customers, which are primarily in the steel, metal working, scrap, rail services and power industries. Consequently, the Company is subject to potential credit risk related to changes in economic conditions within those industries. However, management believes that its billing and collection policies are adequate to minimize the potential credit risk. At December 31, 2011 and 2010, approximately 36% and 25% of gross accounts receivable were due from entities in the steel, metal working and scrap industries, 25% and 14% of gross receivables were due from in the rail industry, and 10% and 15% of gross receivables were due from entities in the power industry. At December 31, 2011, one customer accounted for 10% of gross accounts receivable. At December 31, 2010, no customer accounted for 10% of gross accounts receivable. One customer accounted for 21% of sales for the year ended December 31, 2011 and one customer accounted for 19% of sales for the year ended December 31, 2010.

STOCK BASED COMPENSATION	24 Months Ended
Dec. 31, 2011
Stock Based Compensation [Abstract]
STOCK BASED COMPENSATION

NOTE I—STOCK BASED COMPENSATION

2005 Stock Option Plan

In August 2005, the board of directors adopted the 2005 Stock Option Plan (the “Plan”). The Plan provides for the grant of up to 80,000 shares of Incentive Stock Options (“ISO”), within the meaning of Section 422 of the Internal Revenue Code, or non-statutory stock options (“NQSO”) to the Company’s executive employees who are materially responsible for the management and operation of its business, and to the Company’s directors. In February 2008, the board of directors adopted an amendment to the Plan to increase the number of shares available under the Plan to 200,000. These options, which expire in five years after grant date, are exercisable in 25% cumulative increments on and after the first four anniversaries of their grant date. The exercise price of the ISOs and NQSOs granted under the Plan must be at least equal to 100% of the fair market value of the common stock of the Company at the date of grant. Also, ISOs may be granted to persons owning more than 10% of the voting power of all classes of stock, at a price no lower than 110% of the fair market value of the common stock at the date of grant.

During 2010, options to acquire 66,000 shares of common stock were granted under the Plan. During 2011, no options were granted under the Plan. As of December 31, 2011, options to acquire a total of 189,000 options have been granted to participants, of which 136,000 have been forfeited or exercised, leaving 147,000 shares available for future option grants under the Plan.

The fair value of the options granted was estimated using the Black-Scholes valuation model. The Company has elected to use the simplified method of determining the expected term since it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. The computation of expected volatility for stock-based awards is based on the historical volatility of comparable companies from a representative peer group selected based on industry and market capitalization data. The risk-free interest rates for the periods within the expected life of the option are based on the U.S. Treasury yield in effect at the date of the option grant. No dividend yield is assumed as the Company does not expect to pay dividends. The Company recorded compensation cost based on the grant date fair value of each option award. The total cost of each grant is recognized on a straight line basis over the four year period during which the employees are required to provide services in exchange for the award – the requisite service period.

The following table summarizes the weighted-average assumptions that were used to value the Company’s option grants along with the weighted-average fair value of options awards for 2010:

	2010
Expected Volatility	47.94%
Risk free interest rate	1.63%
Expected term	3.75	years
Vesting period	4	years
Contractual term	4	years
Weighted average fair value	$0.14

The Company recorded compensation expense related to stock options of $0 and $33 for the years ended December 31, 2011 and 2010, respectively.

The activity in the Company’s stock option plan for the years ended December 31, 2011 and 2010 is as follows:

2011
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	72,200	$2.19
Granted	—	$—
Exercised	—	$—		$—
Forfeited	(19,200)	$6.15

Outstanding at December 31, 2011	53,000	$0.76	3.31	$—

Vested and Exercisable at December 31, 2011	14,500	$1.30	2.36	$—

2010
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	38,000	$7.43
Granted	66,000	$0.38
Exercised	—	$—		$—
Forfeited	(31,800)	$1.15

Outstanding at December 31, 2010	72,200	$2.19	3.42	$—

Vested and Exercisable at December 31, 2010	13,900	$6.34	0.58	$—

2005 Restricted Stock Purchase Plan

In August 2005, the board adopted the 2005 Restricted Stock Purchase Plan. The plan provides for the grant of offers to purchase 100,000 shares of restricted stock to the Company’s directors, officers and key employees. As of December 31, 2011, 90,000 shares remain available to be issued. A participant may not transfer shares acquired under the plan except in the event of the sale or liquidation of the Company. If within three years after shares are acquired under the plan, a participant terminates employment for any reason other than death, disability, retirement or good reason, the Company is required to purchase the participant’s shares for the same price the participant paid. If the participant terminates employment after three years or as a result of death, disability or retirement or for good reason, the Company is required to purchase the shares for a price equal to their fair market value.

Activity in the Company’s restricted stock plan for the years ended December 31, 2011 and 2010 is as follows:

	2011		2010
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Non-vested at Beginning of Year	12,000	$1.33	9,000	$8.71
Granted	—	—	10,000	0.35
Vested	—	—	—	—
Forfeited	(2,000)	6.23	(7,000)	8.98

Non-vested at End of Year	10,000	$0.35	12,000	$1.33

The total fair value of restricted stock that vested during 2011 and 2010 was $0, respectively.

The issuance of restricted stock was intended to lock-up key employees for a three year period. Restricted stock was valued based on the closing price of the Company’s common stock on the date of the grant, and related expense amortized on a straight line basis over the three year term of the restriction period which ended in 2009.

COMMITMENTS AND CONTINGENCIES	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE J—COMMITMENTS AND CONTINGENCIES

Collective bargaining agreements

At September 30, 2012 and December 31, 2011, approximately 14% of the Company’s employees were covered by collective bargaining agreements.

Warranty reserves

The Company warrants workmanship after the sale of its products and services, generally for a period of one year. An accrual for warranty costs is recorded based upon the historical level of warranty claims and management’s estimates of future costs.

Product warranty activity for the three- and nine-months ended September 30, 2012 and October 2, 2011 is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2012	October 2, 2011	September 30, 2012	October 2, 2011
Balance at beginning of period	$116	$220	$84	$217
Warranty claims paid	(9)	(45)	(35)	(56)
Warranty expense (recovery)	22	25	80	39

Balance at end of period	$129	$200	$129	$200

Employment Agreement

On June 18, 2010, the Company entered into an employment agreement with its President and CEO, Michael P. Moore. The agreement was for an initial one-year term, subject to earlier termination as provided in the agreement. At each year-end, the agreement will automatically renew for successive one-year periods unless either party, at least three months before the end of the initial term or any renewal term, requests termination or renegotiation of the agreement. The employment agreement provides for certain benefits to the executive if employment is terminated by the Company without cause, by the executive with good reason, or due to death or disability. The benefits include continuation of the executive’s base salary for six months, any earned but unpaid profit-sharing or incentive bonus, stock option and company-paid health insurance for six months.

NOTE P—COMMITMENTS AND CONTINGENCIES

Collective bargaining agreements

At December 31, 2011 and 2010, approximately 14% and 11% of the Company’s employees were covered by multi-employer collective bargaining agreements. There are two collective bargaining agreements, one which expired during August 2011 (and has not been renewed), with the other being renewed during 2011, expiring in December 2014.

Potential lawsuits

The Company is involved in disputes or legal actions arising in the ordinary course of business. Management does not believe the outcome of such legal actions will have a material adverse effect on the Company’s financial position or results of operations.

Employment agreements

On June 18, 2010, the Company entered into an employment agreement with its newly appointed President and CEO, Michael P. Moore. The agreement was for an initial one-year term, subject to earlier termination as provided in the agreement. At each year-end, the agreement will automatically renew for successive one-year periods unless either party, at least three months before the end of the initial term or any renewal term, requests termination or renegotiation of the agreement. The employment agreement provides for certain benefits to the executive if employment is terminated by the company for cause, by the executive with good reason, or due to death or disability. The benefits include continuation of the executive’s base salary for six months, any earned but unpaid profit-sharing or incentive bonus, stock option and Company-paid health insurance for six months.

INCOME TAXES	24 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
INCOME TAXES

NOTE J—INCOME TAXES

Deferred income taxes result primarily from net operating loss carry-forwards and temporary differences in the bases of certain assets and liabilities for financial and income tax reporting purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2011	2010
Deferred Tax Assets:
Tax Credit Carryforwards	$9,940	$14,629
Accounts Receivable	55	104
Inventory	431	288
Warranty Reserve	34	87
Accrued Expenses and Other	35	2

Total Gross Deferred Tax Assets	10,495	15,110
Valuation Allowance	(9,071)	(13,563)

	1,424	1,547
Deferred Tax Liabilities:
Property, Equipment, and Intangibles	(1,424)	(1,547)

Net Deferred Tax Assets	$—	$—

The significant elements contributing to the differences between the United States federal statutory tax rate and the Company’s effect tax rate are as follows:

	December 31,
	2011	2010
Statutory U.S. federal income tax rate	34.0%	34.0%
State taxes, net of federal benefit	5.6%	5.6%
Permanent differences	8.5%	-0.4%
Change in valuation allowance	-48.1%	-39.2%

Effective tax rate	0.0%	0.0%

The valuation allowance has been established due to the uncertainty of realizing the benefits of the deferred tax assets. The allowance decreased $4,492 and increased $987 during the years ended December 31, 2011 and 2010, respectively, due primarily to changes in the tax credit carry-forwards for 2010 and 2011. At December 31, 2011, tax credit carry-forwards of $18,461 were available to be applied against future taxable income that expire in various years from 2020 to 2030. A portion of the tax credit carry-forwards is subject to certain annual limitations imposed under Section 382 of the Internal Revenue Code of 1986. In addition, at December 31, 2011 unused capital loss carry-forwards of $6,080 were available to be applied against future capital gains that expire in 2015. In addition, at December 31, 2011 unused work opportunity tax credits of $124 were available to be applied against future income taxes that expire in future years from 2026 to 2029.

For the years ended December 31, 2011 and 2010, there was no current income tax expense.

The Company did not identify any uncertain tax positions taken or expected to be taken in a tax return which would require adjustment to the consolidated financial statements. The Company is subject to U.S. federal income tax as well as income tax in multiple state and local jurisdictions. Currently, no federal or state or local income tax returns are under examination. Tax years 2007 through 2010 remain open to examination by the major taxing jurisdictions to which the Company is subject.

FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE K—FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents, accounts receivable, accounts payable and accrued expenses

The carrying amounts of these items are a reasonable estimate of their fair values because of the current maturities of these instruments.

Debt

As of September 30, 2012 and December 31, 2011, rates currently available to the Company for long term borrowings with similar terms and remaining maturities are used to estimate the fair value of existing borrowings at the present value of expected cash flows. As of September 30, 2012 and December 31, 2011, the fair value of debt differed from the carrying amount due to interest terms on the notes with the 3D Creditors and Mr. Martell. At September 30, 2012 and December 31, 2011 the aggregate fair value of debt, with an aggregate carrying value of $6,828 and $7,487, respectively, is estimated at $6,693 and $7,356, respectively. The calculation of the aggregate fair value of debt is based on the estimated future cash flows discounted at terms by which the Company projects it could borrow such funds from unrelated parties.

NOTE M—FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•

Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3—Inputs that are both significant to the fair value measurement and unobservable.

Assets measured at fair value

The Company’s non-financial assets, such as goodwill, intangible assets and property and equipment, are measured at fair value when an impairment charge is recorded. Such impairment charges incorporate fair value measurements based on Level 3 inputs. In connection with its annual assessment and review of goodwill in 2010, the Company identified and recorded impairment charges for the remaining amount of goodwill or $7,831. See additional discussion at Note F, Goodwill and Other Intangible Assets.

Cash, accounts receivable, accounts payable and accrued expenses

The carrying amounts of these items are a reasonable estimate of their fair values because of the current maturities of these instruments.

Debt

As of December 31, 2011 and 2010, rates currently available to the Company for long-term borrowings with similar terms and remaining maturities are used to estimate the fair value of existing borrowings at the present value of expected cash flows. As of December 31, 2011, the fair value of debt differed from the carrying amount due to unfavorable interest terms on the subordinated debt. At December 31, 2011 and 2010, the aggregate fair value of debt, with an aggregate carrying value of $7,487 and $9,786, respectively, is estimated at $7,356 and $9,884, respectively, based on the estimated future cash flows discounted at terms at which the Company estimates it could borrow such funds from unrelated parties.

OPERATING LEASE COMMITMENTS	24 Months Ended
Dec. 31, 2011
Operating Lease Commitments [Abstract]
OPERATING LEASE COMMITMENTS

NOTE K—OPERATING LEASE COMMITMENTS

The Company leases its South Bend, Indiana, Hammond, Indiana, and Boardman, Ohio facilities from companies controlled by its Chairman under agreements expiring between May 2012 and August 2015. Renewal options are available for each property. The Company leases the Hagerstown, Maryland facility from a partnership, one partner of which is an officer of HKEC, under an agreement expiring in July 2016. The Company leases the Massillon, Ohio facility from a partnership, one partner of which is a former officer of MIS, under an agreement expiring in November 2017. The Company leases its Merrillville, Indiana, Huntington, West Virginia, and Visalia, California facilities from unrelated parties under agreements expiring before November 2016. Total rent expense for all facility leases was approximately $1,226 and $1,276 for the years ended December 31, 2011 and 2010, respectively.

The Company also leases other manufacturing and office equipment and vehicles under operating leases with varying terms expiring through April 2017. Total rent expense under these leases was approximately $235 and $464 for years ended December 31, 2011 and 2010, respectively.

Future minimum lease payments required under the operating leases in effect as of December 31, 2011 are as follows, including $4,880 due to affiliates over the indicated years:

Years Ending December 31,
2012	$1,165
2013	1,095
2014	1,070
2015	993
2016	780
Thereafter	519

$5,622

LIQUIDITY AND MANAGEMENT PLAN	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Management Plan [Abstract]
MANAGEMENT PLAN

NOTE L—MANAGEMENT PLAN

In 2012, the Company’s management plan is to continue to improve operating margins and to continue its cost reduction efforts through operating efficiencies and strategic sourcing. The Company will continue to identify and act upon areas where revenues can be increased. The Company will continue to review its sales process, to further enhance and improve the sales process throughout the Company. This includes the implementation of a customer relations management system. Additionally, the Company completed the integration of HKEC into the same enterprise reporting package used by the remainder of the Company.

NOTE S—LIQUIDITY AND MANAGEMENT PLANS

During 2009, the Company incurred a net operating loss. In addition, during 2009, the Company was periodically not in compliance with financial and other covenants required under its existing senior debt agreement. Due to these factors, the Company’s board of directors approved a restructuring plan, which led to the public announcement on December 23, 2009, of the Company’s sale of its Montreal-based rail subsidiary and its intent to divest its remaining subsidiaries in the Rail Services and Construction and Engineering Services subsidiaries, to allow MISCOR to concentrate on industrial and utility services as the refocused vision for the Company. In February 2010, the Company announced the completion of the Construction Services divestiture and a plan to re-locate its corporate headquarters to Massillon, Ohio. The restructuring plan also included reductions in operating expenses through workforce downsizing and furloughs, short term idling of excess production capacity, suspension of pay increases and bonuses, and consolidations of certain operational and administrative functions, which have resulted in a significant reduction of the Company’s ongoing operating expenses. In December 2011, the Company decided against divesting the HKEC business. Due to the favorable results from the Company’s ongoing profit improvement plan and restructuring activities, the Company assessed the classification of HKEC and found it to be in the best interest to forgo selling HKEC at this time.

Through December 31, 2011, the Company has completed the divestiture of its CES businesses and two of the three operating units of its Rail Services business. As a result of these divestitures, the Company has experienced a reduction of the Company’s working capital requirements, and it has allowed management to focus on and devote appropriate resources to its Industrial Services businesses. The Company was able to meet the financial covenants required by the credit agreement for fiscal 2011. In November 2011, the Company successfully negotiated the Tenth Amendment to its credit agreement. As part of this agreement, certain bank covenants have been put into effect. In the event the Company is unable to attain the results expected based on the budget, the Company may have future debt covenant violations and the lender could claim a default and demand repayment. If the lender demands immediate repayment of the outstanding borrowings under the credit agreement, the Company does not currently have means to repay or refinance the amounts that would be due. If demanded, and if the Company were unable to repay or refinance the amounts due under the credit agreement, the lender could exercise its remedies there under, including foreclosing on substantially all of the Company’s assets, which the Company pledged as collateral to secure obligations under the credit agreement.

Continuing into 2011, the Company’s management plan was to continue cost cutting efforts, by improving gross margins via strategic sourcing and improved efficiencies. As a byproduct of the Company’s ability to generate positive operating cash flows during 2011, the Company has been able to repair damaged relationships with many vendors, who were adverse to providing credit terms or even selling to the Company. Additionally, during the year, the Company successfully negotiated the tenth amendment to its credit facility with Wells Fargo, which includes the addition of a $1,000 term loan. As a requirement of the tenth amendment of the Wells Fargo credit agreement, the Company was able to successfully renegotiate terms with our subordinated debt holders. During the last part of 2010 and in the middle of 2011, the Company added salesmen in key strategic areas in order to grow revenues. The Company anticipates benefiting from these additions and will consider adding additional salesmen if warranted.

SEGMENT INFORMATION	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE M—SEGMENT INFORMATION

The Company operates in two reportable segments: Industrial Services and Rail Services.

The Industrial Services segment provides maintenance and repair services to several industries including electric motor repair and rebuilding; maintenance and repair of electro-mechanical components for the wind power industry; and the repairing, manufacturing, and remanufacturing of industrial lifting magnets for the steel and scrap industries. To supplement its service offerings, the Company also provides on-site maintenance services and custom and standardized industrial maintenance training programs.

The Rail Services segment manufactures and rebuilds power assemblies, engine parts, and other components related to large diesel engines, and providing locomotive maintenance, remanufacturing, and repair services for the rail industry.

The Company evaluates the performance of its business segments based on net income or loss. Corporate administrative and support services for the Company are allocated to the business segments, except for corporate depreciation and interest expense.

Summarized financial information for the Company’s reportable segments as of and for the three- and nine-months ended September 30, 2012 and October 2, 2011 is shown in the following tables:

2012	Industrial Services	Rail Services	Corporate	Intersegment Eliminations	Three months ended September 30, 2012
External revenue:
Service revenue	$6,512	$—	$—	$—	$6,512
Product sales	1,039	4,271	—	—	5,310
Deprecation included in the cost of revenues	225	45	—	—	270
Gross profit	1,660	1,518	—	—	3,178
Other depreciation & amortization	115	—	30	—	145
Interest expense	34	1	154	—	189
Net income (loss)	(38)	989	(201)	—	750
Capital expenditures	208	59	—	—	267
Total assets at September 30, 2012	19,512	4,847	902	—	25,261

2011	Industrial Services	Rail Services	Corporate	Intersegment Eliminations	Three months ended October 2, 2011
External revenue:
Service revenue	$7,275	$—	$—	$—	$7,275
Product sales	1,222	2,814	—	—	4,036
Deprecation included in the cost of revenues	261	—	—	—	261
Gross profit	1,878	594	—	—	2,472
Other depreciation & amortization	144	—	30	—	174
Interest expense	156	3	69	—	228
Net income	57	243	51	—	351
Capital expenditures	35	—	49	—	84
Total assets at December 31, 2011	20,396	3,643	745	—	24,784

2012	Industrial Services	Rail Services	Corporate	Intersegment Eliminations	Nine months ended September 30, 2012
External revenue:
Service revenue	$21,139	$—	$—	$—	$21,139
Product sales	3,586	12,837	—	—	16,423
Deprecation included in the cost of revenues	670	133	—	—	803
Gross profit	5,370	4,146	—	—	9,516
Other depreciation & amortization	343	—	82	—	425
Interest expense	104	5	447	—	556
Net income (loss)	246	2,644	(571)	—	2,319
Capital expenditures	345	143	50	—	538
Total assets at September 30, 2012	19,512	4,847	902		25,261

2011	Industrial Services	Rail Services	Corporate	Intersegment Eliminations	Nine months ended October 2, 2011
External revenue:
Service revenue	$22,720	$—	$—	$—	$22,720
Product sales	3,313	8,433	—	—	11,746
Deprecation included in the cost of revenues	782	—	—	—	782
Gross profit	5,425	2,047	—	—	7,472
Other depreciation & amortization	359	—	90		449
Interest expense	464	7	267	—	738
Net income (loss)	155	986	(68)		1,073
Capital expenditures	92	6	94	—	192
Total assets at December 31, 2011	20,396	3,643	745	—	24,784

NOTE Q—SEGMENT INFORMATION

In December 2010, the Company announced a restructuring plan to divest its subsidiaries in the Construction and Engineering Services and Rail Services segments in order to concentrate on its core competency of Industrial Services. Due to the favorable results from our ongoing profit improvement plan and restructuring activities, in December 2011, the Company assessed the classification of HKEC and found it to be in the Company’s best interest to forego selling HKEC at this time.

The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies in Note B. The Company evaluates the performance of its reporting segments based on net income or loss. Summarized financial information concerning the Company’s reportable segments as of and for the years ended December 31, 2011 and 2010 is shown in the following tables:

2011	Industrial Services	Construction & Engineering Services	Rail Services	Corporate	Intersegment Eliminations	Discontinued Operations	Year ended December 31, 2011 Consolidated
External revenue:
Service revenue	30,651	—	—	—	—	—	30,651
Product sales	3,198	—	12,038	—	—	—	15,236
Deprecation included in the cost of revenues	1,066	—	361	—	—	—	1,427
Gross profit	6,720	—	2,724	—	—	—	9,444
Other depreciation & amortization	474	—	3	120	—	—	597
Interest expense	579	—	9	381	—	—	969
Net income (loss)	(401)	—	1,264	(209)	—	—	654
Total assets	20,396	—	3,643	745	—	—	24,784
Capital expenditures	134	—	8	137	—	—	279

2010	Industrial Services	Construction & Engineering Services	Rail Services	Corporate	Intersegment Eliminations	Discontinued Operations	Year ended December 31, 2010 Consolidated
External revenue:
Service revenue	$28,291	$1,721	$709	$—	$—	$(2,430)	$28,291
Product sales	4,774	—	7,717	—	—	—	12,491
Intersegment revenue:
Service revenue	3	—	—	—	(3)	—	—
Deprecation included in the cost of revenues	1,242	8	—	—	—	(8)	1,242
Gross profit	5,718	35	1,104	(8)	—	98	6,947
Other depreciation & amortization	639	2	11	—	—	(13)	639
Goodwill impairment charges	7,831	—	—	—	—	—	7,831
Interest expense	292	—	10	600	—		902
Net loss	(9,574)	(797)	(395)	(711)	—	(412)	(11,889)
Total assets	22,654	—	3,493	1,029	—	—	27,176
Capital expenditures	134	—	—	—	—	—	134

RETIREMENT PLANS	24 Months Ended
Dec. 31, 2011
Retirement Plans [Abstract]
RETIREMENT PLANS

NOTE N—RETIREMENT PLANS

In connection with its collective bargaining agreements with various unions, the Company does not participate with other companies in the unions’ multi-employer pension plans.

In 2002, the Company adopted two defined contribution profit-sharing plans covering substantially all of its full-time employees. The plans contain deferred-salary arrangements under Internal Revenue Code Section 401(k). One plan is for all employees not covered under collective bargaining agreements. Employer contributions may be made at the discretion of the board of directors. Under the second plan, which is for all employees covered by collective bargaining agreements, there is no provision for employer contributions. 3-D Services adopted a defined contribution profit-sharing plan covering substantially all of its full-time employees. The plan contains deferred-salary arrangements under Internal Revenue Code Section 401(k). Employer contributions may be made at the discretion of the board of directors. There were no employer contributions to the plans for the years ended December 31, 2011 and 2010, respectively.

SUPPLEMENTAL DISCLOSURES OF NON-CASH FINANCING ACTIVITIES	24 Months Ended
Dec. 31, 2011
Supplemental Disclosures of Non-Cash Financing Activities [Abstract]
SUPPLEMENTAL DISCLOSURES OF NON-CASH FINANCING ACTIVITIES

NOTE R—SUPPLEMENTAL DISCLOSURES OF NON-CASH FINANCING ACTIVITIES

	Years Ended
	December 31, 2011	December 31, 2010
Reduction of note payable in conjunction with sale of CES business	$—	$1,096

Reduction of note payable through offset of receivable from a related party	$379	$—

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	24 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation, Policy

Principles of consolidation

The consolidated financial statements include the accounts of MISCOR and its wholly owned subsidiaries, MIS and HKEC. Additionally, the accounts for Martell Electric and Ideal are included through February 3, 2010, while the accounts for AMP are included through March 8, 2010, their respective sales date. All significant intercompany balances and transactions have been eliminated.

Reclassifications, Policy	Reclassifications Certain amounts from the prior year financial statements have been reclassified to conform to the current year presentation.
Cash Equivalents, Policy	Cash equivalents The Company considers all highly liquid investments with maturities of three months or less from the purchase date to be cash equivalents.
Concentration of Credit Risk, Policy

Concentration of credit risk

The Company maintains its cash and cash equivalents primarily in bank deposit accounts. The Federal Deposit Insurance Corporation insures these balances up to certain limits per bank. The Company has not experienced any losses on its bank deposits and management believes these deposits do not expose the Company to any significant credit risk.

Accounts Receivable and Allowance for Doubtful Accounts, Policy

Accounts receivable and allowance for doubtful accounts

The Company carries accounts receivable at sales value less an allowance for doubtful accounts. The Company periodically evaluates accounts receivable and establishes an allowance for doubtful accounts based on a combination of specific customer circumstances, credit conditions and the history of write-offs and collections. The Company evaluates items on an individual basis when determining accounts receivable write-offs. The Company’s policy is to not charge interest on trade receivables after the invoice becomes past due. A receivable is considered past due if payment has not been received within agreed upon invoice terms.

The following is a summary of the allowance for doubtful accounts at December 31,

	2011	2010
Balance at beginning of year	$(261)	$(766)
Charges to expense	(28)	145
Deductions	153	360

Balance at end of year	$(136)	$(261)

Discontinued Operations and Assets and Liabilities Held-for-Sale, Policy

Discontinued operations and assets and liabilities held-for-sale

When the Company has committed to a plan to divest a business, that businesses’ long-lived assets are valued at the lower of their carrying amount or estimated fair value less cost to sell. If the carrying amount exceeds its estimated fair value, an impairment loss is recognized. Fair values are estimated using accepted purchase agreements or expected selling price based on consultations with third parties. Depreciation and amortization expense is not recorded on assets of businesses to be divested once they are classified as held-for-sale.

Assets and liabilities and results of operations of businesses to be, or subsequently divested, are reclassified from their historical presentation to assets and liabilities of operations held-for-sale on the Consolidated Balance Sheets and to discontinued operations on the Consolidated Statements of Operations for all periods presented. The gains or losses associated with these divested or to be divested businesses are recorded within discontinued operations on the Consolidated Statements of Operations.

In the prior year, HKEC was “held-for-sale” and accordingly no depreciation was recorded on its long-lived assets. Based on the Company’s fourth quarter 2011 decision to not sell HKEC, the Company was required to record catch up depreciation in the fourth quarter of 2011 for periods prior thereto. Such amounts were for $183 for 2010 and $136 for the first three quarters of 2011 and are reflected as a reduction of gross profit.

Inventory, Policy

Inventory

The Company values inventory at the lower of cost or market. Cost is determined by the first-in, first-out method. The Company periodically reviews its inventories and makes provisions as necessary for estimated obsolescence and slow-moving goods. The amount of such markdown is equal to the difference between cost of inventory and the estimated market value based upon assumptions about future demands, selling prices and market conditions.

Property and Equipment, Policy

Property and equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed over the estimated useful lives of the related assets using the straight-line method. Useful lives of property and equipment are as follows:

Buildings	30 years
Leasehold improvements	Shorter of lease term or useful life
Machinery and equipment	5 to 10 years
Vehicles	3 to 5 years
Office and computer equipment	3 to 10 years

The Company performs reviews for impairment of property and equipment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. An impairment loss is recognized when estimated future cash flows expected to result from the use of the asset and their eventual dispositions are less than its carrying amount. When impairment is identified, the carrying amount of the asset is reduced to its estimated fair value. Assets to be disposed of are recorded at the lower of net book value or fair market value less cost to sell at the date management commits to a plan of disposal.

Debt Issue Costs, Policy

Debt issue costs

Costs incurred by the Company to secure senior debt financing are capitalized and amortized, as a charge to interest expense, over the term of the related financing agreement (See Note G, Senior Credit Facility).

As of December 31, 2011 and 2010, debt issuance costs were $47 and $0, net of accumulated amortization of $3 and $0, respectively.

Other Intangible Assets, Policy

Other intangible assets

Other intangible assets, consisting mainly of customer relationships and a technical library, were all determined to have a definite life and are amortized over the shorter of the estimated useful life or contractual life of the these assets, which range from 15 to 20 years. These intangible assets are being amortized under the straight-line method. Intangible assets with definite useful lives are periodically reviewed to determine if facts and circumstances indicate that the useful life is shorter than originally estimated or that the carrying amount of assets may not be recoverable. If such facts and circumstances do exist, the recoverability of intangible assets is assessed by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining lives against their respective carrying amounts. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets.

Revenue Recognition, Policy

Revenue recognition

Revenue from continuing operations consists primarily of sales and service of industrial magnets, electric motors, electrical power distribution systems, and diesel power assemblies. Product sales revenue is recognized when products are shipped and both title and risk of loss transfer to the customer. Service revenue is recognized when all work is completed and the customer’s property is returned. For services to a customer’s property provided at the Company’s site, property is considered returned when the customer’s property is shipped back to the customer and risk of loss transfers to the customer. For service to a customer’s property provided at the customer’s site, property is considered returned upon completion of work. However, for service sales in which the contract price exceeds $75 and takes longer than 13 weeks to complete, the Company utilizes the percentage of completion methodology for revenue recognition.

The Company provides for an estimate of doubtful accounts, based on specific identification of customer accounts deemed to be uncollectible and historical experience.

Advertising Costs, Policy

Advertising costs

Advertising costs consist mainly of product advertisements and announcements published in trade publications, and are expensed when incurred. Advertising expense was $41 and $36 for the years ended December 31, 2011 and 2010, respectively.

Warranty Costs, Policy

Warranty costs

The Company warrants workmanship after the sale of its products and services, generally for a period of one year. An accrual for warranty costs is recorded based upon the historical level of warranty claims and management’s estimates of future costs.

Product warranty activity is as follows:

	December 31, 2011	December 31, 2010
Balance at beginning of period	$217	$244
Warranty claims paid	(64)	(79)
Warranty expense (recovery)	(69)	52

Balance at end of period	$84	$217

Income Taxes, Policy

Income taxes

The Company accounts for income taxes using the asset and liabilities method. The Company classifies interest and penalties, if any, associated with its uncertain tax positions as a component of income tax expense. There were no interest or penalties recorded for the years ended December 31, 2011 and 2010 (See Note J, Income Taxes).

In recording deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those deferred income tax assets would be realizable. The Company considers the scheduled reversal of deferred income tax liabilities and projected future taxable income for this determination. The Company established a full valuation allowance and reduced its net deferred tax asset, principally related to the Company’s net operating loss carryovers, to zero as of December 31, 2011 and 2010. The Company will continue to assess the valuation allowance against deferred income tax assets considering all available information obtained in future reporting periods. If the Company continues to achieves profitable operations in the future, it may reverse a portion of the valuation allowance in an amount at least sufficient to eliminate any tax provision in that period. The valuation allowance has no impact on the Company’s net operating loss (“NOL”) position for tax purposes, and if the Company generates taxable income in future periods prior to expiration of such NOLs, it will be able to use its NOLs to offset taxes due at that time.

The Company is subject to audits by various taxing authorities, and the audits may result in proposed assessments where the ultimate resolution results in the Company owing additional taxes. The Company is required to establish reserves when the Company believes there is uncertainty with respect to certain positions and the Company may not succeed in realizing the tax benefit. The Company believes that its tax return positions are appropriate and supportable under relevant tax law. The Company has evaluated its tax positions for items of uncertainty and has determined that its tax positions are highly certain. The Company believes the estimates and assumptions used to support its evaluation of tax benefit realization are reasonable. Accordingly, no adjustments have been made to the consolidated financial statements for the years ended December 31, 2011 and 2010.

Other Income, Policy

Other income

Other Income increased $604 to $426 of income in 2011 from $178 of expense in 2010. The increase in other income is predominantly attributed to the recovery in various legal matters and a $100 non-refundable deposit which was recognized as income when a potential buyer of HKEC did not complete a transaction.

Stock Based Compensation, Policy

Stock based compensation

The cost of all share-based payments to employees, including grants of employee stock options, are recognized in the financial statements based upon their fair values at grant date, or the date of later modification, over the requisite service period.

Earnings Per Share, Policy

Earnings per share

Basic earnings per common share excludes dilution and is computed by dividing income available to common stockholders by the weighted average number of common shares outstanding for the year. Diluted earnings per common share is computed assuming the conversion of common stock equivalents, when dilutive.

For the year ended December 31, 2011, the Company’s common stock equivalents, consisting of warrants to purchase 308,197 shares of common stock and options to purchase 53,000 shares of common stock issued to employees under the 2005 Stock Option Plan were not included in computing diluted earnings per share because their effects were anti-dilutive.

For the year ended December 31, 2010, the Company’s common stock equivalents, consisting of warrants to purchase 308,197 shares of common stock and options to purchase 72,200 shares of common stock issued to employees under the 2005 Stock Option Plan were not included in computing diluted loss per share because their effects were anti-dilutive.

Use of Estimates, Policy

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates are required in accounting for inventory costing, asset valuations, costs to complete and depreciation. Actual results could differ from those estimates.

New Accounting Standards, Policy

New accounting standards

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position, or cash flow.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	24 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Schedule of Allowance for Doubtful Accounts Receivable

	2011	2010
Balance at beginning of year	$(261)	$(766)
Charges to expense	(28)	145
Deductions	153	360

Balance at end of year	$(136)	$(261)

Schedule of Useful Lives of Property and Equipment

	2011	2010
Land and Buildings	$1,800	$1,800
Leasehold Improvements	499	472
Machinery and Equipment	8,624	8,466
Construction in Progress	232	80
Vehicles	927	923
Office and Computer Equipment	2,395	2,494

	14,477	14,235
Less: Accumulated Depreciation	(9,017)	(7,460)

	$5,460	$6,775

Schedule of the Company's Product Warranty Activity

	December 31, 2011	December 31, 2010
Balance at beginning of period	$217	$244
Warranty claims paid	(64)	(79)
Warranty expense (recovery)	(69)	52

Balance at end of period	$84	$217

INVENTORY (Tables)	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Inventory [Abstract]
Schedule of components of inventory

	September 30, 2012	December 31, 2011
Raw materials	$2,307	$2,725
Work-in-progress	1,877	2,144
Finished goods	1,748	1,304

	$5,932	$6,173

	December 31, 2011	December 31, 2010
Raw materials	$2,725	$2,931
Work-in-progress	2,144	1,619
Finished goods	1,304	1,380

	$6,173	$5,930

DISCONTINUED OPERATIONS (Tables)	24 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Revenue and pretax loss from the CES disposal group discontinued operations

Year Ended December 31, 2010
Revenue from discontinued operations	$1,721
Pretax loss from discontinued operations, including gain on disposal	(171)
Pretax gain on disposal of discontinued operations	136

Revenue and pretax loss from the AMP discontinued operations

Year Ended December 31, 2010
Revenue from discontinued operations	$709
Pretax loss from discontinued operations, including gain on disposal	(241)
Pretax gain on disposal of discontinued operations	178

GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Other Intangible Assets [Abstract]
Schedule of the Amounts of Goodwill Assigned to Various Reporting Units Within the Company

Magnetech Industrial Services
Balances as of January 1, 2010	$7,831
Impairment Charge	(7,831)

Balances as of December 31, 2010	$—

The Components of Other Intangible Assets

		September 30, 2012			December 31, 2011
	Estimated Useful Lives (in Years)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Technical Library	20	$700	$(169)	$531	$700	$(145)	$555
Customer Relationships	15-20	7,722	(1,861)	5,861	7,722	(1,572)	6,150

Total		$8,422	$(2,030)	$6,392	$8,422	$(1,717)	$6,705

		December 31, 2011			December 31, 2010
	Estimated Useful Lives (in Years)	Gross Carrying Amount	Accululated Amortization	Net	Gross Carrying Amount	Accululated Amortization	Net
Technical Library	2 0	$700	$(14 5)	$555	$700	$(102)	$59 8
Customer Relationships	15-20	7,722	(1,572)	6,150	7,722	(1,185)	6,537

Total		$8,442	$(1,717)	$6,705	$8,442	$(1,287)	$7,135

Schedule of estimated future amortization expense related to intangible assets in subsequent periods

Year Ending December 31 --
2012	$108
2013	421
2014	421
2015	421
2016	421
Thereafter	4,600

Total	$6,392

Year Ending December 31 --
2012	$421
2013	421
2014	421
2015	421
2016	421
Thereafter	4,600

Total	$6,705

PROPERTY AND EQUIPMENT (Table)	24 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
The Components of Property and Equipment Reconciliation

	2011	2010
Land and Buildings	$1,800	$1,800
Leasehold Improvements	499	472
Machinery and Equipment	8,624	8,466
Construction in Progress	232	80
Vehicles	927	923
Office and Computer Equipment	2,395	2,494

	14,477	14,235
Less: Accumulated Depreciation	(9,017)	(7,460)

	$5,460	$6,775

LONG-TERM DEBT (Tables)	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-Term Debt [Abstract]
Schedule of Long-Term Debt Components

September 30, 2012	December 31, 2011

Subordinated note payable to former member of 3D Service, Ltd. (BDeWees, Inc.), payable in monthly installments of $10 beginning January 1, 2012 (increasing to $15 on January 1, 2013), maturing August 1, 2013, with additional $250 principal payable no later than June 30, 2012, with interest at the index rate plus six percentage points, but not less Then 10.5% per annum, through June 30, 2012, with interest at the index rate plus nine percentage points, but no less than 19% beginning July 1, 2012, until maturity, secured by a subordinated interest in certain machinery and equipment of Magnetech Industrial Services, Inc.

$783	$1,373

Subordinated note payable to former member of 3D Service, Ltd. (Xgen III, Ltd.), payable in monthly installments of $10 beginning January 1, 2012 (increasing to $15 on January 1, 2013), maturing August 1, 2013, with additional $250 principal payable no later than June 30, 2012, with interest at the index rate plus six percentage points, but not less than 10.5% per annum, through June 30, 2012, with interest at the index rate plus nine percentage points, but no less than 19% beginning July 1, 2012, until maturity, secured by a subordinated interest in certain machinery and equipment of Magnetech Industrial Services, Inc.

783	1,373

Note payable to bank in monthly installments of $27 beginning November 30, 2011, plus interest currently at Daily Three Month LIBOR (0.36% at September 30, 2012 plus 4.75% secured by inventory and substantially all machinery and equipment, maturing July 31, 2013 (see Note E Senior Credit Facility)	722	972
Subordinated note payable to Mr. Martell, payable in monthly installments of $7.5 beginning January 1, 2012 (increasing to $12.5 on January 1, 2013, maturing October 31, 2013, with $250 of principal payable no later than June 30, 2012, plus interest at the greater of 7.5% or 2% plus the prime rate (3.25% at July 1, 2012) increasing to 9.5% or 2% plus prime beginning on March 1, 2013, until maturity, secured by a subordinated interest in Substantially all assets owned by the Company	668	1,236
Note payable to bank in monthly installments of $3 through November 16, 2014, plus interest at 8% secured by a security interest in certain equipment	71	94
Capital lease obligations	954	977

	3,981	6,025
Less current portion	2,122	1,484

	$1,859	$4,541

	December 31, 2011	December 31, 2010
Note payable to Chairman, payable in monthly installments of $ 7.5 beginning January 1, 2012 (increasing to $12.5 on January 1, 2013 with outstanding balance payable at maturity date of October 31, 2013, with $ 250 of principal payable no later than June 30, 2012, plus interest at the greater of 7.5% or 2% plus the prime rate (3.25% at December 31, 2011) increasing to the greater of 9.5% or 2% plus prime beginning on March 1, 2013 until maturity, secured by a subordinated interest in substantially all assets owned by the Company	$1,236	$2,079

Note payable to former members of 3-D Service, Ltd. (BDeWees, Inc.), payable in monthly installments of $10 beginning January 1, 2012 (increasing to $ 15 on January 1, 2013), with outstanding principal balance payable at maturity date of August 1, 2013, with additional $250 principal payable no later than June 30, 2012, with interest at the index rate plus six percentage points, but not less then 10.5% per annum, through June 30, 2012, with interest at the index rate plus nine percentage points, but no less than 19%, beginning July 1, 2012 until maturity, secured by a subordinated interest in certain machinery and equipment of Magnetech Industrial Services , Inc.

	1,373	2,000

Note payable to former members of 3-D Service, Ltd. (Xgen III, Ltd.), payable in monthly installments of $10 beginning January 1, 2012 (increasing to $ 15 on January 1, 2013), with outstanding principal balance payable at maturity date of August 1, 2013, with additional $250 principal payable no later than June 30, 2012, with interest at the index rate plus six percentage points, but not less then 10.5% per annum, through June 30, 2012, with interest at the index rate plus nine percentage points, but no less than 19%, beginning July 1, 2012 until maturity, secured by a subordinated interest in certain machinery and equipment of Magnetech Industrial Services , Inc.

	1,373	2,000
Note payable to bank in monthly installments of $ 27 November 30, 2011, plus interest currently at Daily Three Month LIBOR (0.56% December 31, 2011) plus 4.75%, secured by inventory and substantially all machinery and equipment (see Note G, Senior Credit Facility)	972	—
Note payable to bank in monthly installments of $ 3 through November 16, 2014, plus interest at 8% secured by a security interest in certain equipment	94	123
Notes paid off in 2011	—	322
Capital lease obligations	977	1,009

	6,025	7,533
Less: current portion	1,484	4,518

	$4,541	$3,015

Schedule of Leased Assets Under Capital Leases

	December 31, 2011	December 31, 2010
Machinery and equipment	$746	$746
Vehicles and trailers	84	84
Computer equipment and software	240	240
Furniture and office equipment	91	91
Less accumulated depreciation	(541)	(397)

	$620	$764

Schedule of Minimum Future Lease Payments Required Under Capital Leases

Years Ending December 31,	Amount
2012	$178
2013	1,050

1,228
Less imputed interest	(251)

Present value of net minimum lease payments	$977

Aggregate Maturities of Long-Term Debt, Including Capital Leases

Years Ending December 31,	Amount
2012	$274
2013	3,687
2014	20

$3,981

Years Ending December 31,	Amount
2012	$1,484
2013	4,197
2014	344

$6,025

Summary of interest expense

	Three Months Ended		Nine Months Ended
	September 30, 2012	October 2, 2011	September 30, 2012	October 2, 2011
Interest expense on principal	$181	$228	$532	$738
Amortization of debt issue costs	8	—	24	—

	$189	$228	$556	$738

	Years ended December 31
	2011	2010
Interest expense on principal	$966	$773
Amortization of debt issue costs	3	14
Amortization of debt discount—revolving notes payable	—	115

	$969	$902

Summary of the Company's warrant activity

	Number of Warrant Shares	Weighted-Average Exercise Price
Outstanding at January 1, 2010	310,254	$8.23
Granted	—	—
Exercised	—	—
Forfieted	(2,057)	0.01

Outstanding at December 31, 2010	308,197	$8.28
Granted	—	—
Exercised	—	—
Forfieted	—	—

Outstanding at December 31, 2011	308,197	$8.28

Components of Outstanding Warrants

Exercise Price	Number of Warrant Shares	Weighted-Average Remaining Contractual Life (Years)
$ 0.25	8,079	1.42
$ 8.50	300,118	0.65

INCOME PER SHARE (Tables)	9 Months Ended
Sep. 30, 2012
Income Per Share [Abstract]
Computation of Basic and Diluted earnings per common share from continuing operations

	Three months ended		Nine months ended
	September 30, 2012	October 2, 2011	September 30, 2012	October 2, 2011
Net income	$750	$351	$2,319	$1,073
Weighted-average common shares outstanding (basic)	11,785,826	11,785,826	11,785,826	11,785,826
Effect of dilutive securities from equity awards	240,138	—	308,418	—

Weighted-average common shares outstanding (diluted)	12,025,964	11,785,826	12,094,244	11,785,826
Basic earnings per common share	$0.06	$0.03	$0.20	$0.09

Dilutive earnings per common share	$0.06	$0.03	$0.19	$0.09

STOCK BASED COMPENSATION (Tables)	24 Months Ended
Dec. 31, 2011
Stock Based Compensation [Abstract]
Schedule of the weighted-average assumptions used to value option grants

	2010
Expected Volatility	47.94%
Risk free interest rate	1.63%
Expected term	3.75	years
Vesting period	4	years
Contractual term	4	years
Weighted average fair value	$0.14

Activity in the Company's Stock Option Plan

2011
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	72,200	$2.19
Granted	—	$—
Exercised	—	$—		$—
Forfeited	(19,200)	$6.15

Outstanding at December 31, 2011	53,000	$0.76	3.31	$—

Vested and Exercisable at December 31, 2011	14,500	$1.30	2.36	$—

2010
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	38,000	$7.43
Granted	66,000	$0.38
Exercised	—	$—		$—
Forfeited	(31,800)	$1.15

Outstanding at December 31, 2010	72,200	$2.19	3.42	$—

Vested and Exercisable at December 31, 2010	13,900	$6.34	0.58	$—

Activity in the Company's Restricted Stock Purchase Plan

	2011		2010
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Non-vested at Beginning of Year	12,000	$1.33	9,000	$8.71
Granted	—	—	10,000	0.35
Vested	—	—	—	—
Forfeited	(2,000)	6.23	(7,000)	8.98

Non-vested at End of Year	10,000	$0.35	12,000	$1.33

COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies [Abstract]
Schedule of Product warranty activity

	Three Months Ended		Nine Months Ended
	September 30, 2012	October 2, 2011	September 30, 2012	October 2, 2011
Balance at beginning of period	$116	$220	$84	$217
Warranty claims paid	(9)	(45)	(35)	(56)
Warranty expense (recovery)	22	25	80	39

Balance at end of period	$129	$200	$129	$200

INCOME TAXES (Tables)	24 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Significant Components of the Company's Deferred Tax Assets and Liabilities

	December 31,
	2011	2010
Deferred Tax Assets:
Tax Credit Carryforwards	$9,940	$14,629
Accounts Receivable	55	104
Inventory	431	288
Warranty Reserve	34	87
Accrued Expenses and Other	35	2

Total Gross Deferred Tax Assets	10,495	15,110
Valuation Allowance	(9,071)	(13,563)

	1,424	1,547
Deferred Tax Liabilities:
Property, Equipment, and Intangibles	(1,424)	(1,547)

Net Deferred Tax Assets	$—	$—

Schedule of Significant Elements Contributing to the Differences Between the United States Federal Statutory Tax Rate and the Company's Effect Tax Rate

	December 31,
	2011	2010
Statutory U.S. federal income tax rate	34.0%	34.0%
State taxes, net of federal benefit	5.6%	5.6%
Permanent differences	8.5%	-0.4%
Change in valuation allowance	-48.1%	-39.2%

Effective tax rate	0.0%	0.0%

OPERATING LEASE COMMITMENTS (Table)	24 Months Ended
Dec. 31, 2011
Operating Lease Commitments [Abstract]
Schedule of Future Minimum Lease Payments Required Under the Operating Leases

Years Ending December 31,
2012	$1,165
2013	1,095
2014	1,070
2015	993
2016	780
Thereafter	519

$5,622

SEGMENT INFORMATION (Table)	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Information [Abstract]
Schedule of financial information concerning the company's reportable segments

2012	Industrial Services	Rail Services	Corporate	Intersegment Eliminations	Three months ended September 30, 2012
External revenue:
Service revenue	$6,512	$—	$—	$—	$6,512
Product sales	1,039	4,271	—	—	5,310
Deprecation included in the cost of revenues	225	45	—	—	270
Gross profit	1,660	1,518	—	—	3,178
Other depreciation & amortization	115	—	30	—	145
Interest expense	34	1	154	—	189
Net income (loss)	(38)	989	(201)	—	750
Capital expenditures	208	59	—	—	267
Total assets at September 30, 2012	19,512	4,847	902	—	25,261

2011	Industrial Services	Rail Services	Corporate	Intersegment Eliminations	Three months ended October 2, 2011
External revenue:
Service revenue	$7,275	$—	$—	$—	$7,275
Product sales	1,222	2,814	—	—	4,036
Deprecation included in the cost of revenues	261	—	—	—	261
Gross profit	1,878	594	—	—	2,472
Other depreciation & amortization	144	—	30	—	174
Interest expense	156	3	69	—	228
Net income	57	243	51	—	351
Capital expenditures	35	—	49	—	84
Total assets at December 31, 2011	20,396	3,643	745	—	24,784

2012	Industrial Services	Rail Services	Corporate	Intersegment Eliminations	Nine months ended September 30, 2012
External revenue:
Service revenue	$21,139	$—	$—	$—	$21,139
Product sales	3,586	12,837	—	—	16,423
Deprecation included in the cost of revenues	670	133	—	—	803
Gross profit	5,370	4,146	—	—	9,516
Other depreciation & amortization	343	—	82	—	425
Interest expense	104	5	447	—	556
Net income (loss)	246	2,644	(571)	—	2,319
Capital expenditures	345	143	50	—	538
Total assets at September 30, 2012	19,512	4,847	902		25,261

2011	Industrial Services	Rail Services	Corporate	Intersegment Eliminations	Nine months ended October 2, 2011
External revenue:
Service revenue	$22,720	$—	$—	$—	$22,720
Product sales	3,313	8,433	—	—	11,746
Deprecation included in the cost of revenues	782	—	—	—	782
Gross profit	5,425	2,047	—	—	7,472
Other depreciation & amortization	359	—	90		449
Interest expense	464	7	267	—	738
Net income (loss)	155	986	(68)		1,073
Capital expenditures	92	6	94	—	192
Total assets at December 31, 2011	20,396	3,643	745	—	24,784

2011	Industrial Services	Construction & Engineering Services	Rail Services	Corporate	Intersegment Eliminations	Discontinued Operations	Year ended December 31, 2011 Consolidated
External revenue:
Service revenue	30,651	—	—	—	—	—	30,651
Product sales	3,198	—	12,038	—	—	—	15,236
Deprecation included in the cost of revenues	1,066	—	361	—	—	—	1,427
Gross profit	6,720	—	2,724	—	—	—	9,444
Other depreciation & amortization	474	—	3	120	—	—	597
Interest expense	579	—	9	381	—	—	969
Net income (loss)	(401)	—	1,264	(209)	—	—	654
Total assets	20,396	—	3,643	745	—	—	24,784
Capital expenditures	134	—	8	137	—	—	279

2010	Industrial Services	Construction & Engineering Services	Rail Services	Corporate	Intersegment Eliminations	Discontinued Operations	Year ended December 31, 2010 Consolidated
External revenue:
Service revenue	$28,291	$1,721	$709	$—	$—	$(2,430)	$28,291
Product sales	4,774	—	7,717	—	—	—	12,491
Intersegment revenue:
Service revenue	3	—	—	—	(3)	—	—
Deprecation included in the cost of revenues	1,242	8	—	—	—	(8)	1,242
Gross profit	5,718	35	1,104	(8)	—	98	6,947
Other depreciation & amortization	639	2	11	—	—	(13)	639
Goodwill impairment charges	7,831	—	—	—	—	—	7,831
Interest expense	292	—	10	600	—		902
Net loss	(9,574)	(797)	(395)	(711)	—	(412)	(11,889)
Total assets	22,654	—	3,493	1,029	—	—	27,176
Capital expenditures	134	—	—	—	—	—	134

SUPPLEMENTAL DISCLOSURES OF NON-CASH FINANCING ACTIVITIES (Table)	24 Months Ended
Dec. 31, 2011
Supplemental Disclosures of Non-Cash Financing Activities [Abstract]
Components of Non-Cash Financing Activities

	Years Ended
	December 31, 2011	December 31, 2010
Reduction of note payable in conjunction with sale of CES business	$—	$1,096

Reduction of note payable through offset of receivable from a related party	$379	$—

BASIS OF PRESENTATION AND BUSINESS OVERVIEW (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	24 Months Ended
	Oct. 02, 2011	Oct. 02, 2011	Dec. 31, 2011
Business Overview [Abstract]
Date company was organized			Apr 1, 2004
Depreciation expense that would have been incurred had HKEC included as held-and-used	$ 46	$ 138
Subsidiary Sale of Stock [Line Items]
Number of operating facilities (in Facilities)			7
Number of operating locations (in Locations)			9
Martell Electric [Member]
Subsidiary Sale of Stock [Line Items]
Date of completion of sale of 100% subsidiary shares (Date)			Feb 3, 2010
Ideal [Member]
Subsidiary Sale of Stock [Line Items]
Date of completion of sale of 100% subsidiary shares (Date)			Feb 3, 2010
AMP [Member]
Subsidiary Sale of Stock [Line Items]
Date of completion of sale of 100% subsidiary shares (Date)			Mar 8, 2010

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				9 Months Ended					12 Months Ended			24 Months Ended
	Sep. 30, 2012		Oct. 02, 2011		Sep. 30, 2012		Sep. 30, 2011	Oct. 02, 2011		Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Maximum maturity period of cash equivalents (in Duration)													3 months
HKEC depreciation							$ 136				$ 183
Debt issuance costs net of accumulated amortization										47	0		47
Deferred accumulated amortization										3	0		3
Minimum contract price for application of percentage completion methodoly for revenue recognition										75
Minimum contract duration for application of percentage completion methodoly for revenue recognition (in Duration)										3 months 7 days
Advertising expense										41	36
Product warranty period (in Duration)										1 year
Interest or penalties recorded in connection with uncertain tax positions										0	0
Net operating loss carryover										0	0		0
Adjustment to reduce its net deferred tax asset										0	0
Increase in Nonoperating Income (Expense)										604
Other (income) expense	(1)	[1]	149	[1],[2]	(12)	[1]		252	[1],[2]	426	(178)	[2]
Non-refundable deposit recognized as income										$ 100
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from diluted earnings per share calculation (in Shares)											308,197		308,197
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from diluted earnings per share calculation (in Shares)											72,200		53,000

[1]	Unaudited
[2]	Restated

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Allowance for doubtful accounts balance at the beginning of the year	$ (261)	$ (766)
Allowance for doubtful accounts, charges to expense	(28)	145
Allowance for doubtful accounts, deductions	(153)	(360)
Allowance for doubtful accounts balance at the end of the year	$ (136)	$ (261)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property, Plant, and Equipment) (Details)	24 Months Ended
Dec. 31, 2011
Buildings [Member]
Property and Equipment [Line Items]
Property and Equipment Useful Life	30 years
Machinery and equipment [Member] | Minimum [Member]
Property and Equipment [Line Items]
Property and Equipment Useful Life	5 years
Machinery and equipment [Member] | Maximum [Member]
Property and Equipment [Line Items]
Property and Equipment Useful Life	10 years
Vehicles [Member] | Minimum [Member]
Property and Equipment [Line Items]
Property and Equipment Useful Life	3 years
Vehicles [Member] | Maximum [Member]
Property and Equipment [Line Items]
Property and Equipment Useful Life	5 years
Office and computer equipment [Member] | Minimum [Member]
Property and Equipment [Line Items]
Property and Equipment Useful Life	3 years
Office and computer equipment [Member] | Maximum [Member]
Property and Equipment [Line Items]
Property and Equipment Useful Life	10 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Finite Lived Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Sep. 30, 2012	Oct. 02, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Balance at beginning of period	$ 116	$ 220	$ 84	$ 217	$ 217	$ 244
Warranty claims paid	(9)	(45)	(35)	(56)	(64)	(79)
Warranty expense (recovery)	(22)	(25)	(80)	(39)	69	(52)
Balance at end of period	$ 129	$ 200	$ 129	$ 200	$ 84	$ 217

DISCONTINUED OPERATIONS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010	Jan. 01, 2004	Dec. 31, 2011 Ideal [Member]	Dec. 31, 2010 Martell Electric [Member]	Dec. 31, 2011 Martell Electric [Member]	Dec. 31, 2010 Martell Electric [Member] Minimum [Member]	Dec. 31, 2010 Martell Electric [Member] Maximum [Member]	Dec. 31, 2011 AMP [Member]	Dec. 31, 2010 Sale of Ideal After Adjustment [Member]	Dec. 31, 2010 Sale of Martell After Adjustment [Member]	Dec. 31, 2010 Sale Of CES Before Adjustment [Member]	May 30, 2010 Sale Of CES After Adjustment [Member]	Dec. 31, 2010 Sale Of CES After Adjustment [Member]
Subsidiary Sale of Stock [Line Items]
Date of completion of sale of 100% subsidiary shares (Date)			Feb 3, 2010		Feb 3, 2010			Mar 8, 2010
Total amount received from the Martells on the sale of Martell Electric and Ideal									$ 527	$ 1,319	$ 3,500		$ 1,846
Cash received in sale of Subsidiary											750		750
Consideration from sale of Martell Electric and Ideal in form of deduction of a debt owed to Mr. Martell											2,750		1,096
Face value of original note held by Martells		3,000
Working capital target set forth by sale agreement						2,900	3,200
Actual working capital				1,226
Increase in outstanding principal amount of note as adjustment to working capital												(1,654)
Pretax gain on disposal of discontinued operations	$ 136

DISCONTINUED OPERATIONS (Revenue and Pretax Loss from CES Disposal Group) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement Balance Sheet and Additional Disclosures by Disposal Groups Including Discontinued Operations [Line Items]
Pretax loss from discontinued operations, including gain on disposal	$ 0	$ (412)	[1]
Pretax gain on disposal of discontinued operations		136
CES [Member]
Income Statement Balance Sheet and Additional Disclosures by Disposal Groups Including Discontinued Operations [Line Items]
Revenue from discontinued operations		1,721
Pretax loss from discontinued operations, including gain on disposal		(171)
Pretax gain on disposal of discontinued operations		$ 136

[1]	Restated

DISCONTINUED OPERATIONS (Revenue and Pretax loss from AMP Disposal Group) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement Balance Sheet and Additional Disclosures by Disposal Groups Including Discontinued Operations [Line Items]
Pretax loss from discontinued operations, including gain on disposal	$ 0	$ (412)	[1]
Pretax gain on disposal of discontinued operations		136
AMP [Member]
Income Statement Balance Sheet and Additional Disclosures by Disposal Groups Including Discontinued Operations [Line Items]
Revenue from discontinued operations		709
Pretax loss from discontinued operations, including gain on disposal		(241)
Pretax gain on disposal of discontinued operations		$ 178

[1]	Restated

INVENTORY (Schedule of Components of Inventory) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
Inventory [Abstract]
Raw materials	$ 2,307		$ 2,725	$ 2,931
Work-in-progress	1,877		2,144	1,619
Finished goods	1,748		1,304	1,380
Total Inventories	$ 5,932	[1]	$ 6,173	$ 5,930	[2]

[1]	Unaudited
[2]	Restated

GOODWILL AND OTHER INTANGIBLE ASSETS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Other Intangible Assets [Abstract]
Cost of capital (in Percent)	25.00%
Goodwill impairment		$ 0	$ 7,831
Amortization of intangible assets		$ 430	$ 442

GOODWILL AND OTHER INTANGIBLE ASSETS (Schedule of Finite Lived Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 8,422		$ 8,422	$ 8,442
Accumulated Amortization	(2,030)		(1,717)	(1,287)
Net other intagible assets	6,392		6,705	7,135
Technical Library [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (in Years)	20 years		20 years
Gross Carrying Amount	700		700	700
Accumulated Amortization	(169)		(145)	(102)
Net other intagible assets	531	[1]	555	598	[2]
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	7,722		7,722	7,722
Accumulated Amortization	(1,861)		(1,572)	(1,185)
Net other intagible assets	$ 5,861	[1]	$ 6,150	$ 6,537	[2]
Customer Relationships [Member] | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (in Years)	15 years		15 years
Customer Relationships [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (in Years)	20 years		20 years

[1]	Unaudited
[2]	Restated

GOODWILL AND OTHER INTANGIBLE ASSETS (Schedule of Estimated Future Amortization Expense Related to Intagible Assets in Subsequent Periods) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Other Intangible Assets [Abstract]
Estimated amortization expense for 2012	$ 108	$ 421
Estimated amortization expense for 2013	421	421
Estimated amortization expense for 2014	421	421
Estimated amortization expense for 2015	421	421
Estimated amortization expense for 2016	421	421
Estimated amortization expense, thereafter	4,600	4,600
Net other intagible assets	$ 6,392	$ 6,705	$ 7,135

GOODWILL AND OTHER INTANGIBLE ASSETS (Schedule for Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill impairment	$ 0	$ (7,831)
Magnetech Industrial Services [Member]
Goodwill [Line Items]
Goodwill beginning balance		7,831
Goodwill impairment		7,831
Goodwill ending balance		$ 0

SENIOR CREDIT FACILITY (Narrative) (Details) (USD $)	3 Months Ended				9 Months Ended				12 Months Ended			9 Months Ended	12 Months Ended		3 Months Ended		9 Months Ended			24 Months Ended			12 Months Ended	24 Months Ended				12 Months Ended		24 Months Ended
	Sep. 30, 2012		Oct. 02, 2011		Sep. 30, 2012		Oct. 02, 2011		Dec. 31, 2011	Dec. 31, 2010		Sep. 30, 2012 Credit Agreement [Member]	Dec. 31, 2011 Credit Agreement [Member]	Dec. 31, 2010 Credit Agreement [Member]	Sep. 30, 2012 M&E Loan [Member]	Oct. 02, 2011 M&E Loan [Member]	Sep. 30, 2012 M&E Loan [Member]	Oct. 02, 2011 M&E Loan [Member]	Dec. 31, 2011 M&E Loan [Member]	Dec. 31, 2011 Sixth Amendment [Member]	Jan. 14, 2010 Sixth Amendment [Member]	Dec. 31, 2011 Wells Fargo Letter [Member]	Dec. 31, 2011 Seventh Amendment [Member]	Dec. 31, 2011 Eight Amendment [Member]	Dec. 31, 2011 Eight Amendment [Member] Minimum [Member]	Dec. 31, 2011 Eight Amendment [Member] Maximum [Member]	Dec. 31, 2011 Ninth Amendment [Member]	Dec. 31, 2011 Real Estate Loan [Member]	Dec. 31, 2010 Real Estate Loan [Member]	Dec. 31, 2011 Real Estate Loan [Member]	Dec. 31, 2011 Tenth Amendment [Member]
Short Term Debt [Line Items]
Short term secured revolving credit agreement, amount												$ 5,000,000	$ 5,000,000														$ 5,000,000
Interest rate basis (in Description)												90-day LIBOR	90-day LIBOR				90-day LIBOR										90-day LIBOR				90-day LIBOR
Interest rate spread over basis (in Percent)												4.75%	4.75%		4.75%		4.75%										4.75%				4.75%
Interest rate spread over basis, effective rate (in Percent)												5.11%	5.31%		5.11%		5.11%														5.31%
Due date for credit facility (Date)												Jul 31, 2013												Jun 30, 2011			Aug 31, 2011				Jul 31, 2013
Credit facility, amount outstanding												3,801,000	2,439,000	3,263,000
Amount of debt outstanding	3,981,000				3,981,000				6,025,000	7,533,000					722,000		722,000		972,000									0	322,000	0
Remaining borrowing capacity												864,000		2,133,000																	2,100,000
Net debt issuance costs												24,000	47,000	0
Debt discount fees paid in prior years as part of the financing and related amendments												346,000
Debt discount accreted to interest expense									0	115,000			0	115,000
Net debt discount									0	0			0	0
Monthly principal payments																	27,000							52,000						21,000	27,000
Covenant, amount by which previously agreed upon capital raise requirement was reduced																				1,000,000
Capital to be raised																				2,000,000	1,000	1,000,000
Amount of capital required to be raised previously																							1,000,000
Adjusted minimum book net worth covenant																							21,500,000
Allowable capital expenditure maximum covenant																	600,000						500,000	200,000							600,000
Amount outstanding under terminated Wells Fargo real estate loan									0
Interest expense	189,000	[1]	228,000	[1],[2]	556,000	[1]	738,000	[1],[2]	969,000	902,000	[2]				10,000		36,000											18,000	37,000
Interest expense excluding debt issue costs and accretion of debt discount	181,000		228,000		532,000		738,000		966,000	773,000					50,000	40,000	146,000	146,000										208,000	482,000
Monthly principal payment prior to increase																								21,000
Age at which accounts receivables become ineligible as collateral																									90 days	120 days
Monthly decrease in credit agreement borrowing cap																									50,000	275,000
Percentage of ineligibility for debt covenant																									35.00%	25.00%
Stop loss covenant for debt covenant																								400,000
Additional progress billing																											300,000
Covenant, amount of additional weekly principal payments required																				10,000
Minimum net income to be maintained according to debt covenant																	500,000														500,000
Fixed charge ratio to be maintained according to debt covenant (in Ratio)																	1.1														1.1
Number of months fixed charge ratio is to be maintained according to debt covenant (in Duration)																	12 months														12 months
Maximum net loss during any fiscal year																	250,000														250,000
Accommodation fee payable, total																							75,000	25,000			0				50,000
Accommodation fee payable, portion due on agreement execution					25,000
Accommodation fee payable, portion due within thirty days of execution of agreement																							25,000
Accommodation fee payable, portion due within sixty days of execution of agreement																							$ 25,000

[1]	Unaudited
[2]	Restated

PROPERTY AND EQUIPMENT (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment [Abstract]
Depreciation expense	$ 1,591	$ 1,446

PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
Property and Equipment [Line Items]
Gross property and equipment			$ 14,477	$ 14,235
Less: accumulated depreciation			(9,017)	(7,460)
Net property and equipment	5,055	[1]	5,460	6,775	[2]
Land and Buildings [Member]
Property and Equipment [Line Items]
Gross property and equipment			1,800	1,800
Leasehold improvements [Member]
Property and Equipment [Line Items]
Gross property and equipment			499	472
Machinery and equipment [Member]
Property and Equipment [Line Items]
Gross property and equipment			8,624	8,466
Construction in Progress [Member]
Property and Equipment [Line Items]
Gross property and equipment			232	80
Vehicles [Member]
Property and Equipment [Line Items]
Gross property and equipment			927	923
Office and computer equipment [Member]
Property and Equipment [Line Items]
Gross property and equipment			$ 2,395	$ 2,494

[1]	Unaudited
[2]	Restated

RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Number of subordinated notes due to related parties (in Notes)	3
Amount of special principal payment made on each of the promissory notes	$ 317

RELATED PARTY TRANSACTIONS (Narrative) (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2004
Related Party Transaction [Line Items]
Principal balance of each promisory noted owed to the "3D Creditors"		$ 3,000
Amount of special principal payment made on each of the promissory notes	317
3D creditor loan extension and modification agreements cap on Wells Fargo borrowings	6,000
Amount the Company's excess availability must be greater than in order to make the special scheduled repayments	500
3D Creditors [Member]
Related Party Transaction [Line Items]
Number of secured promissory notes due to related parties prior to renegotiation (in Notes)	2
Number of amended and restated promissory notes (in Notes)	2
Principal balance of each promisory noted owed to the "3D Creditors"	2,000
Basis spread on variable base if spread plus base is greater than the fixed rate (in Percent)	6.00%
Interest rate if index plus spread is not larger (in Percent)	10.50%
Increased spread added to variable base used, if greater than increased fixed rate (in Percent)	9.00%
Increased interest rate used, if index plus spread is not larger (in Percent)	19.00%
Monthly principal payments	10
Monthly principal payment, after required increase	15
3D Creditors [Member] | First Payment [Member]
Related Party Transaction [Line Items]
Amount of special principal payment made on each of the promissory notes	317
3D Creditors [Member] | Second Payment [Member]
Related Party Transaction [Line Items]
Amount of special principal payment made on each of the promissory notes	300
3D Creditors [Member] | Third Payment [Member]
Related Party Transaction [Line Items]
Amount of special principal payment made on each of the promissory notes	$ 250

RELATED PARTY TRANSACTIONS (Narrative) (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2004
Related Party Transaction [Line Items]
Date of sale of Martell Electronic, LLC and Ideal Consolidated, Inc to Mr. Martell (Date)	Feb 3, 2010
Amount of Amended Promissory Note payable to Martell	$ 1,683
Amount of special principal payment made on each of the promissory notes	317
Amount the Company's excess availability must be greater than in order to make the special scheduled repayments	500
Aggregate principal balance of promissory note owed to Mr. Martell		3,000
Board Of Directors Chairman [Member]
Related Party Transaction [Line Items]
Amount the Company was indebted to the Company's Chairman of the Board	425
Interest rate, if interest rate plus spread is not larger (in Percent)	7.50%
Basis spread on variable base if spread plus base is greater than the fixed rate (in Percent)	2.00%
Increased spread added to variable base used, if greater than increased fixed rate (in Percent)	9.50%
Increased interest rate used, if index plus spread is not larger (in Percent)	2.00%
Monthly principal payments	8
Monthly principal payment, after required increase	$ 12

RELATED PARTY TRANSACTIONS (Narrative) (Details 4) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Accrued expenses and other current liabilities resulting from abandoned South Bend lease	$ 1,229	[1]	$ 1,786	$ 1,991	[2]

[1]	Unaudited
[2]	Restated

LONG-TERM DEBT (Schedule of Long-term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2011 Chairman Subordinated Debt [Member]	Dec. 31, 2010 Chairman Subordinated Debt [Member]	Dec. 31, 2011 BDeWees Subordinated Debt [Member]	Dec. 31, 2010 BDeWees Subordinated Debt [Member]	Dec. 31, 2011 Xgen III Subordinated Debt [Member]	Dec. 31, 2010 Xgen III Subordinated Debt [Member]	Dec. 31, 2011 Senior Notes [Member]	Dec. 31, 2010 Senior Notes [Member]	Dec. 31, 2011 Notes Payable to Banks [Member]	Dec. 31, 2010 Notes Payable to Banks [Member]	Dec. 31, 2011 Notes Paid off in 2011 [Member]	Dec. 31, 2010 Notes Paid off in 2011 [Member]	Dec. 31, 2011 Capital lease obligations [Member]	Dec. 31, 2010 Capital lease obligations [Member]
Debt Instrument [Line Items]
Payment frequency (Description)						Monthly		Monthly		Monthly		Monthly		Monthly		Monthly		Monthly
Monthly principal payments						$ 8		$ 10		$ 10		$ 27		$ 3
Monthly principal payment after increase						12		15		15
Date of maturity (Date)						Oct 31, 2013		Aug 1, 2013		Aug 1, 2013				Nov 16, 2014
Additional principal payment						250		250		250
Description of variable rate base used if variable base plus spread is greater than fixed rate (Description)						Prime		Index Rate		Index Rate		LIBOR
Basis spread on variable base if spread plus base is greater than the fixed rate (in Percent)						2.00%		6.00%		6.00%
Fixed interest rate (in Percent)														8.00%
Index rate at the end of the period (in Percent)						3.25%						0.56%
Increased fixed interest rate to be used if greater than the increased variable rate plus spread (in Percent)						9.50%		19.00%		19.00%
Basis spread on variable base if spread plus base is greater than the increased fixed rate (in Percent)						2.00%		9.00%		9.00%
Start date for increased interest rate (Date)						Mar 1, 2013		Jul 1, 2012		Jul 1, 2012
Amount of debt outstanding	3,981		6,025	7,533		1,236	2,079	1,373	2,000	1,373	2,000	972	0	94	123		322	970	1,009
Current portion of long-term debt	415	[1]	431	413	[2]
Net total long-term debt	$ 1,859	[1]	$ 4,541	$ 3,015	[2]

[1]	Unaudited
[2]	Restated

LONG-TERM DEBT (Schedule of Maturities of Long-term Debt in Subsequent Periods) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Long-Term Debt [Abstract]
2012	$ 274	$ 1,484
2013	3,687	4,197
2014	20	344
Long-term debt, total	$ 3,981	$ 6,025

LONG-TERM DEBT (Summary of Interest Expense) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2012		Oct. 02, 2011		Sep. 30, 2012		Oct. 02, 2011		Dec. 31, 2011	Dec. 31, 2010
Long-Term Debt [Abstract]
Interest expense on principal	$ 181		$ 228		$ 532		$ 738		$ 966	$ 773
Amortization of debt discount-revolving notes payable									0	115
Interest expense, total	$ 189	[1]	$ 228	[1],[2]	$ 556	[1]	$ 738	[1],[2]	$ 969	$ 902	[2]

[1]	Unaudited
[2]	Restated

LONG-TERM DEBT (Schedule of Capital Lease Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Capital Leased Assets [Line Items]
Accumulated depreciation of capital leased assets	$ (541)	$ (397)
Capital leased assets, net	620	764
Machinery and equipment [Member]
Capital Leased Assets [Line Items]
Capital leased assets, gross	746	746
Vehicles and Trailers [Member]
Capital Leased Assets [Line Items]
Capital leased assets, gross	84	84
Computer Equipment and Software [Member]
Capital Leased Assets [Line Items]
Capital leased assets, gross	240	240
Furniture and Office Equipment [Member]
Capital Leased Assets [Line Items]
Capital leased assets, gross	$ 91	$ 91

LONG-TERM DEBT (Schedule of Minimum Future Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Long-Term Debt [Abstract]
Capital leases future minimum payments due in one year	$ 178
Capital leases future minimum payments due in two years	1,050
Capital leases future minimum payments due, total	1,228
Less imputed interest	(251)
Present value of net minimum capital lease payments	$ 977

LONG-TERM DEBT (Schedule of Oustanding Warrants to Purchase Common Stock) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Long-Term Debt [Abstract]
Warrants outstanding, beginning balance (in Shares)	308,197	310,254
Restricted stock outstanding, weighted-average exercise price, beginning balance (in Dollars per Share)	$ 1.33	$ 8.71
Warrants granted during the period (in Shares)	0	0
Warrants granted during the period, weighted-average exercise price (in Dollars per Share)	$ 0	$ 0.35
Warrants exercised during the period (in Shares)	0	0
Warrants exercised during the period, weighted-average exercise price (in Dollars per Share)	$ 0	$ 0
Warrants forfeited during the period (in Shares)	0	(2,057)
Warrants forfeited during the period, weighted-average exercise price (in Dollars per Share)	$ 6.23	$ 8.98
Warrants outstanding, ending balance (in Shares)	308,197	308,197
Restricted stock outstanding, weighted-average exercise price, ending balance (in Dollars per Share)	$ 0.35	$ 1.33

LONG-TERM DEBT (Schedule of Outstanding Warrants Exercise Price) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of warrant shares outstanding at the end of the period (in Shares)	189,000
Maximum [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price of outstanding warrants at the end of the period (in Dollars per Share)	$ 8.5
Number of warrant shares outstanding at the end of the period (in Shares)	300,118
Weighted-average remaining contractual life (Duration)	1 year 5 months 1 day
Minimum [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price of outstanding warrants at the end of the period (in Dollars per Share)	$ 0.25
Number of warrant shares outstanding at the end of the period (in Shares)	8,079
Weighted-average remaining contractual life (Duration)	7 months 24 days

INCOME PER SHARE (Narrative) (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Sep. 30, 2012	Oct. 02, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Per Share [Abstract]
Warrants to purchase shares of common stock (in Shares)	8,079	308,197	8,079	308,197
Dilutive options (in Shares)	81,000
Options to purchase shares of common stock (in Shares)	82,000	52,600	82,000	52,600	53,000	72,200	38,000

INCOME PER SHARE (Computation of Basic and Diluted Earnings Per Common Share From Continuing Operations) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2012		Oct. 02, 2011		Sep. 30, 2012		Oct. 02, 2011		Dec. 31, 2011	Dec. 31, 2010
Income Per Share [Abstract]
Net income (loss)	$ 750	[1]	$ 351	[1],[2]	$ 2,319	[1]	$ 1,073	[1],[2]	$ 654	$ (11,889)	[2]
Weighted-average common shares outstanding (basic) (in Shares)	11,785,826	[1]	11,785,826	[1],[2]	11,785,826	[1]	11,785,826	[1],[2]
Effect of dilutive securities from equity awards (in Shares)	240,138		0		308,418		0
Weighted-average common shares outstanding (diluted) (in Shares)	12,025,964	[1]	11,785,826	[1],[2]	12,094,244	[1]	11,785,826	[1],[2]
Basic earnings per share (in Dollars per Share)	$ 0.06	[1]	$ 0.03	[1],[2]	$ 0.2	[1]	$ 0.09	[1],[2]
Dilutive earnings per share (in Dollars per Share)	$ 0.06	[1]	$ 0.03	[1],[2]	$ 0.19	[1]	$ 0.09	[1],[2]

[1]	Unaudited
[2]	Restated

CONCENTRATIONS OF CREDIT RISK (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Number of customers who accounted for large percentage of the Company's total receivables (in Customers)	1	0
Percentage of accounts receivable due from a single customer (in Percent)	$ 0.1	$ 0.1
Number of customers who accounted for large percentage of the Company's total sales (in Customers)	1	1
Percentage of sales generated from a single customer (in Percent)	21.00%	19.00%
Steel Metal Scrap Industry [Member]
Concentration Risk [Line Items]
Percentage of gross accounts recievable due from entities (in Percent)	36.00%	25.00%
Rail Industry [Member]
Concentration Risk [Line Items]
Percentage of gross accounts recievable due from entities (in Percent)	25.00%	14.00%
Power Industry [Member]
Concentration Risk [Line Items]
Percentage of gross accounts recievable due from entities (in Percent)	10.00%	15.00%

STOCK BASED COMPENSATION (Narrative) (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Stock Based Compensation [Abstract]
Maximum number of shares to be granted by stock option plan (in Shares)	80,000
The number of shares available under the Plan, after amendment incrrease (in Shares)	200,000
Expiration period of shares, after grant date (Duration)	5 years
Increments in which the awarded shares are exercisable (in Percent)	25.00%
The time at which options are exercisable in cumulative increments (Description)	On or after the first four anniversaries of their grant date.
Percentage of voting stock owned by persons, at which ISOs may be granted to (in Percent)	10.00%
Number of shares of common stock granted during the period, under the stock option plan (in Shares)	0	66,000
The number of options granted to participants, under the stock option plan (in Shares)	189,000
Number of options forfeited or exercised under the stock option plan (in Shares)			136,000
Shares available for future option grants under the stock option plan (in Shares)	147,000
Expected dividend yield assumed	$ 0
Requisite service period required under the stock option plan (Duration)	4 years
Compensation expense related to stock options	$ 0	$ 33

STOCK BASED COMPENSATION (Narrative) (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Number of shares available for purchase under Restricted Stock Purchase Plan (in Shares)	80,000
Term during which restricted stock issuance was intended to lock-up key employees (Duration)	4 years
Restricted Stock Purchase Plan [Member]
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Number of shares available for purchase under Restricted Stock Purchase Plan (in Shares)	100,000
Number of shares which remain available to be issued, under the Restricted Stock Purchase Plan (in Shares)	90,000
Company must pay the same price for the participant's shares, if employment is terminated before this alotted period (in Years)	3 years
Company must pay the fair market value for the participant's shares, if employment is terminated after this alotted period (in Years)	3 years
Total fair value of restricted stock vested during the period (in US Dollars in Thousands)	$ 0	$ 0
Term during which restricted stock issuance was intended to lock-up key employees (Duration)	3 years
The term during which restricted stock related expense is amortized on a straight line basis (Duration)	3 years
Date at which the restriction period requirement ended (Date)	Jan 1, 2009

STOCK BASED COMPENSATION (Schedule Of Company Option Grants And Option Awards) (Details) (USD $)	12 Months Ended
Dec. 31, 2010
Stock Based Compensation [Abstract]
Expected volatility of the Company's option grants (in Percent)	47.94%
Risk free interest rate of the Company's option grants (in Percent)	1.63%
Expected term of the Company's option grants (Duration)	3 years 9 months
Vesting period of the Company's option grants (Duration)	4 years
Contractual term of the Company's option grants (Duration)	4 years
Wieghted average fair value of the Company's option awards (in Dollars per Share)	$ 0.14

STOCK BASED COMPENSATION (Schedule Of Compensation Expense For Stock Option Plan) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Oct. 02, 2011
Stock Based Compensation [Abstract]
Number of shares outstanding at beginning of year (in Shares)	72,200	38,000	82,000	52,600
Weighted average exercise price of shares outstanding at the beginning of the year (in Dollars per Share)	$ 2.19
Aggregate intrinsic value of shares outstanding	$ 0	$ 0
Number of shares granted during the period (in Shares)	0	66,000
Weighted average exercise price of shares granted during the period (in Dollars per Share)	$ 0	$ 0.38
Number of shares exercised during the period (in Shares)	0	0
Weighted average exercise price of shares exercised during the period (in Dollars per Share)	$ 0	$ 0
Number of shares forfeited during the period (in Shares)	19,200	31,800
Weighted average exercise price of shares forfeited during the period (in Dollars per Share)	$ 6.15	$ 1.15
Weighted average remaining contractual term of shares outstanding (in Duration)	3 years 3 months 22 days	3 years 5 months 1 day
Aggregate intrinsic value of options exercisable	0	0
Number of shares outstanding at the end of the year (in Shares)	53,000	72,200	82,000	52,600
Weighted average exercise price of shares outstanding at the end of the year (in Dollars per Share)	$ 0.76	$ 2.19
Number of shares vested and exercisable at the end of the year (in Shares)	14,500	13,900
Weighted average exercise price of shares vested and exercisable at the end of the period (in Dollars per Share)	$ 1.3	$ 6.34
Weighted average remaining contractual term of shares vested and exercisable (in Duration)	2 years 4 months 10 days	6 months 29 days
Aggregate intrinsic value of shares vested and exercisable at the end of the year	$ 0	$ 0

STOCK BASED COMPENSATION (Schedule Of Activity For Restricted Stock Plan) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Number of non-vested shares under the restricted stock purchase plan at the beginning of the year (in Shares)	12,000	9,000
Restricted stock outstanding, weighted-average exercise price, beginning balance (in Dollars per Share)	$ 1.33	$ 8.71
Number of granted shares under the restricted stock purchase plan during the period (in Shares)	0	10,000
Weighted average grant date fair value of restricted stock granted during the period (in Dollars per Share)	$ 0	$ 0.35
Number of vested shares under the restricted stock purchase plan during the period (in Shares)	0	0
Restricted stock vested during the period, weighted-average exercise price (in Dollars per Share)	$ 0	$ 0
Number of forfeited shares under the restricted stock purchase plan during the period (in Shares)	(2,000)	(7,000)
Weighted average grant date fair value of restricted stock forfeited during the period (in Dollars per Share)	$ 6.23	$ 8.98
Number of non-vested shares under the restricted stock purchase plan at the end of the year (in Shares)	10,000	12,000
Restricted stock outstanding, weighted-average exercise price, ending balance (in Dollars per Share)	$ 0.35	$ 1.33

COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Percentage of employees covered by collective bargaining agreements (in Percent)	14.00%
Number of collective bargaining agreements (in Agreements)	2
Date at which the first collective bargaining agreement expired (Date)	Aug 1, 2011
Year during which the second collective bargaining arrangement will be renewed (Date)	2011
Date at which the second collective bargaining agreement will expire (Date)	Dec 1, 2014
Length of employment contract and each successive renewed contract (in Duration)	1 year
Length of time required to preceed end of employment contract for request of termination or renegotiation (in Duration)	3 months
Length of time CEO is allowed to continue to receive base salary and company-paid health insurance subsequent to termination of employment contract (in Duration)	6 months

COMMITMENTS AND CONTINGENCIES (Schedule Of Product Warranty Activity) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Sep. 30, 2012	Oct. 02, 2011	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Abstract]
Balance at beginning of period	$ 116	$ 220	$ 84	$ 217	$ 217	$ 244
Warranty claims paid	9	45	35	56	64	79
Warranty expense (recovery)	22	25	80	39	(69)	52
Balance at end of period	$ 129	$ 200	$ 129	$ 200	$ 84	$ 217

INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Increase or decrease in deferred tax asset valuation allowance during the period	$ 4,492	$ 987
Tax credit carry-forwards available to be applied against future taxable income	18,461
Unused capital loss carry-forwards	6,080
Other Tax Carryforward [Line Items]
Unused work opportunity tax credits	124
Income tax expense for the period	$ 0	$ 0
Income tax examination (Description)	none
Valuation Allowance, Tax Credit Carryforward [Member]
Other Tax Carryforward [Line Items]
Expiration date of the tax carry-forwards (Date)	2020 through 2030
Capital Loss Carryforward [Member]
Other Tax Carryforward [Line Items]
Expiration date of the tax carry-forwards (Date)	2015
Unused Work Opportunity Tax Credits [Member]
Other Tax Carryforward [Line Items]
Expiration date of the tax carry-forwards (Date)	2026 through 2029

INCOME TAXES (Schedule Of Deferred Tax Assets And Liabilities Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Tax credit carryforwards	$ 9,940	$ 14,629
Accounts receivable	55	104
Inventory	431	288
Warranty reserve	34	87
Accrued expenses and other	35	2
Total gross deferred tax assets	10,495	15,110
Valuation allowance	(9,071)	13,563
Deferred tax assets, net	1,424	1,547
Deferred tax liabilities
Property, equipment, and intangibles	(1,424)	(1,547)
Net deferred tax assets	$ 0	$ 0

INCOME TAXES (Schedule Of Effective Income Tax Rate Reconciliation Table) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Statuatory U.S. federal income tax rate (in Percent)	34.00%	34.00%
State taxes, net of federal benefit (in Percent)	5.60%	5.60%
Permanent differences (in Percent)	8.50%	(4.00%)
Change in valuation allowance (in Percent)	(48.10%)	(39.20%)
Effective tax rate (in Percent)	0.00%	0.00%

FAIR VALUE OF FINANCIAL INSTRUMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Fair Value of Financial Instruments [Abstract]
Aggregate carrying amount of debt	$ 7,487	$ 9,786	$ 6,828
Fair value of company's debt	7,356	9,884	6,693
Goodwill impairment	$ 0	$ 7,831

OPERATING LEASE COMMITMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Facilities [Member]
Operating Leased Assets [Line Items]
Total rent expense for operating leases	$ 1,226	$ 1,276
Other Manufacturing, Office Equipment and Vehicles [Member]
Operating Leased Assets [Line Items]
Total rent expense for operating leases	$ 235	$ 464

OPERATING LEASE COMMITMENTS (Schedule Of Future Minimum Rental Payments For Operating Leases Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Lease Commitments [Abstract]
Future minimum lease payments due in one year	$ 1,165
Future minimum lease payments due in two years	1,095
Future minimum lease payments due in three years	1,070
Future minimum lease payments due in four years	993
Future minimum lease payments due in five years	780
Future minimum lease payments due after five years	519
Total operating lease future minimum payments	$ 5,622

MANAGEMENT PLAN (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Management Plan [Abstract]
Date of announcement to divest subsidiaries in the Rail Services and Construction and Engineering Services (Date)	Dec 1, 2010
Date the Company announced the completion of the Construction Services divestiture (Date)	Dec 1, 2011
Date at which the Company assessed the classification of HKEC and found it best to forego selling HKEC (Date)	Dec 1, 2011
Number of completed divestitures of the Company's Rail Services business (in Units)	2
Date at which the Company amended its credit agreement (Date)	Nov 1, 2011
The year during which the Company was able to generate positive cash flows (in Year)	2011
Amount of additional borrowings under the credit facility with Wells Fargo (in US dollars in Thousands)	$ 1,000

SEGMENT INFORMATION (Narrative) (Details)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Date at which the Company announced a restructuring plan to divest its subsidiaries in the Construction and Engineering Services and Rail Services (Date)	Dec 1, 2010
Date at which the Company assessed the classification of HKEC and found it best to forego selling HKEC (Date)	Dec 1, 2011

SEGMENT INFORMATION (Schedule Of Financial Information Concerning The Company's Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2012		Oct. 02, 2011		Sep. 30, 2012		Oct. 02, 2011		Dec. 31, 2011	Dec. 31, 2010
External revenue:
Service revenue	$ 6,512	[1]	$ 7,275	[1],[2]	$ 21,139	[1]	$ 22,720	[1],[2]	$ 30,651	$ 28,291	[2]
Product sales	5,310	[1]	4,036	[1],[2]	16,423	[1]	11,746	[1],[2]	15,236	12,491	[2]
Intersegment service revenue										0
Depreciation included in the cost of revenues	270		261		803		782		1,427	1,242
Gross profit	3,178	[1]	2,472	[1],[2]	9,516	[1]	7,472	[1],[2]	9,444	6,947	[2]
Other depreciation & amortization	145		174		425		449		597	639
Goodwill impairment									0	7,831
Interest expense	189	[1]	228	[1],[2]	556	[1]	738	[1],[2]	969	902	[2]
Net income (loss)	750	[1]	351	[1],[2]	2,319	[1]	1,073	[1],[2]	654	(11,889)	[2]
Capital expenditures	267		84		538	[1]	191	[1]	279	134
Total assets	25,261	[1]	24,784		25,261	[1]	24,784		24,784	27,176	[2]
Industrial Services [Member]
External revenue:
Service revenue	6,512		7,275		21,139		22,720		30,651	28,291
Product sales	1,039		1,222		3,586		3,313		3,198	4,774
Intersegment service revenue										3
Depreciation included in the cost of revenues	225		261		670		782		1,066	1,242
Gross profit	1,660		1,878		5,370		5,425		6,720	5,718
Other depreciation & amortization	115		144		343		359		474	639
Goodwill impairment										7,831
Interest expense	34		156		104		464		579	292
Net income (loss)	(38)		57		246		155		(401)	(9,574)
Capital expenditures	208		35		345		92		134	134
Total assets	19,512		20,396		19,512		20,396		20,396	22,654
Construction and Engineering Services [Member]
External revenue:
Service revenue									0	1,721
Product sales									0	0
Intersegment service revenue										0
Depreciation included in the cost of revenues									0	8
Gross profit									0	35
Other depreciation & amortization									0	2
Goodwill impairment										0
Interest expense									0	0
Net income (loss)									0	(797)
Capital expenditures									0	0
Total assets									0	0
Rail Services [Member]
External revenue:
Service revenue	0		0		0		0		0	709
Product sales	4,271		2,814		12,837		8,433		12,038	7,717
Intersegment service revenue										0
Depreciation included in the cost of revenues	45		0		133		0		361	0
Gross profit	1,518		594		4,146		2,047		2,724	1,104
Other depreciation & amortization	0		0		0		0		3	11
Goodwill impairment										0
Interest expense	1		3		5		7		9	10
Net income (loss)	989		243		2,644		986		1,264	(395)
Capital expenditures	59		0		143		6		8	0
Total assets	4,847		3,643		4,847		3,643		3,643	3,493
Corporate [Member]
External revenue:
Service revenue	0		0		0		0		0	0
Product sales	0		0		0		0		0	0
Intersegment service revenue										0
Depreciation included in the cost of revenues	0		0		0		0		0	0
Gross profit	0		0		0		0		0	(8)
Other depreciation & amortization	30		30		82		90		120	0
Goodwill impairment										0
Interest expense	154		69		447		267		381	600
Net income (loss)	(201)		51		(571)		(68)		(209)	(711)
Capital expenditures	0		49		50		94		137	0
Total assets	902		745		902		745		745	1,029
Intersegment Eliminations [Member]
External revenue:
Service revenue	0		0		0		0		0	0
Product sales	0		0		0		0		0	0
Intersegment service revenue										(3)
Depreciation included in the cost of revenues	0		0		0		0		0	0
Gross profit	0		0		0		0		0	0
Other depreciation & amortization	0		0		0		0		0	0
Goodwill impairment										0
Interest expense	0		0		0		0		0	0
Net income (loss)	0		0		0		0		0	0
Capital expenditures	0		0		0		0		0	0
Total assets	0		0		0		0		0	0
Discontinued Operations [Member]
External revenue:
Service revenue									0	(2,430)
Product sales									0	0
Intersegment service revenue										0
Depreciation included in the cost of revenues									0	(8)
Gross profit									0	98
Other depreciation & amortization									0	(13)
Goodwill impairment										0
Interest expense									0	0
Net income (loss)									0	(412)
Capital expenditures									0	0
Total assets									$ 0	$ 0

[1]	Unaudited
[2]	Restated

RETIREMENT PLANS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans [Abstract]
Number of defined contribution profit-sharing plans adopted (in Plans)	2
Provision for employer contributions under the second plan	$ 0
Amount of employer contributions made to the plans	$ 0	$ 0

SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES (Supplemental Disclosures Of Non Cash Investing And Financing Activities Schedule Of Cash Flow Supplemental Disclosures Table) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Sale of CES Business [Member]
Other Significant Non-cash Transactions[Line Items]
Reduction of notes payable	$ 0	$ 1,096
Offset of Receivable from Related Party [Member]
Other Significant Non-cash Transactions[Line Items]
Reduction of notes payable	$ 379	$ 0